Domini Impact Equity Fund

Portfolio of Investments

April 30, 2023 (Unaudited)

Security	Shares	Value
Long Term Investments – 95.2%
Common Stocks – 95.2%
Communication Services – 8.3%
Alphabet, Inc., Class A (a)	363,500	$39,018,090
AT&T, Inc.	233,885	4,132,748
Charter Communications, Inc., Class A (a)	3,058	1,127,485
Comcast Corp., Class A	136,721	5,656,148
Electronic Arts, Inc.	8,818	1,122,355
Netflix, Inc. (a)	14,438	4,763,529
New York Times Co. (The), Class A	62,327	2,477,498
TELUS Corp.	47,994	1,017,953
T-Mobile US, Inc. (a)	19,600	2,820,440
Verizon Communications, Inc.	127,295	4,942,865
Walt Disney Co. (The) (a)	59,993	6,149,282

		73,228,393

Consumer Discretionary – 9.6%
Amazon.com, Inc. (a)	284,980	30,051,141
Aptiv PLC (a)	9,100	936,026
Best Buy Co., Inc.	6,349	473,127
BorgWarner, Inc.	7,200	346,536
Chipotle Mexican Grill, Inc. (a)	917	1,896,008
Cie Generale des Etablissements Michelin SCA ADR	47,400	750,816
eBay, Inc.	18,300	849,669
Etsy, Inc. (a)	4,000	404,120
Garmin, Ltd.	5,046	495,366
Home Depot, Inc. (The)	33,351	10,023,310
Lowe’s Cos., Inc.	19,841	4,123,555
MercadoLibre, Inc. (a)	1,550	1,980,109
NIKE, Inc., Class B	40,649	5,151,041
NIO, Inc. ADR (a)	48,700	383,269
NVR, Inc. (a)	100	584,000
Sony Group Corp. ADR	37,255	3,340,656
Starbucks Corp.	36,967	4,224,958
Tapestry, Inc.	8,000	326,480
Tesla, Inc. (a)	88,399	14,524,840
TJX Cos., Inc.	35,200	2,774,464
Ulta Beauty, Inc. (a)	1,598	881,185
VF Corp.	11,800	277,418
Williams-Sonoma, Inc.	2,200	266,288

		85,064,382

Consumer Staples – 7.0%
Campbell Soup Co.	6,491	352,461
Church & Dwight Co., Inc.	7,712	748,989
Clorox Co. (The)	4,000	662,480

0

Domini Impact Equity Fund

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

Security	Shares	Value
Consumer Staples (Continued)
Colgate-Palmolive Co.	27,125	$2,164,575
Costco Wholesale Corp.	14,503	7,298,200
Dollar General Corp.	7,300	1,616,658
Estee Lauder Cos., Inc. (The), Class A	6,977	1,721,365
General Mills, Inc.	19,099	1,692,744
Haleon PLC ADR	90,325	801,183
JM Smucker Co. (The)	3,346	516,656
Keurig Dr Pepper, Inc.	29,800	974,460
Kimberly-Clark Corp.	10,918	1,581,909
Kraft Heinz Co. (The)	25,423	998,361
Kroger Co. (The)	21,311	1,036,354
Lamb Weston Holdings, Inc.	4,500	503,145
L’Oreal SA ADR	39,200	3,736,544
McCormick & Co., Inc.	8,800	773,080
Mondelez International, Inc., Class A	44,447	3,409,974
PepsiCo, Inc.	45,131	8,615,057
Procter & Gamble Co. (The)	77,325	12,092,084
SunOpta, Inc. (a)	260,887	2,217,540
Sysco Corp.	16,403	1,258,766
Target Corp.	15,251	2,405,845
Unilever PLC ADR	80,885	4,491,544
Walgreens Boots Alliance, Inc.	23,048	812,442

		62,482,416

Financials – 12.1%
Aflac, Inc.	18,415	1,286,288
AGNC Investment Corp.	18,200	180,362
Allstate Corp.	8,500	983,960
American Express Co.	17,748	2,863,462
Annaly Capital Management, Inc.	14,775	295,205
Aon PLC, Class A	6,400	2,081,152
Banco do Brasil SA ADR	44,600	388,466
Bank of America Corp.	229,254	6,712,557
Bank of Montreal	22,731	2,050,109
Bank of New York Mellon Corp. (The)	26,000	1,107,340
Bank of Nova Scotia (The)	37,766	1,884,901
BlackRock, Inc.	4,834	3,244,581
Canadian Imperial Bank of Commerce	29,500	1,237,525
Capital One Financial Corp.	12,618	1,227,731
Cboe Global Markets, Inc.	3,300	461,010
Charles Schwab Corp. (The)	50,778	2,652,643
Chubb, Ltd.	13,487	2,718,440
Cincinnati Financial Corp.	5,111	544,015
Citigroup, Inc.	61,408	2,890,475

1

Domini Impact Equity Fund

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

Security	Shares	Value
Financials (Continued)
CME Group, Inc.	11,898	$2,210,291
Comerica, Inc.	4,154	180,159
Commerce Bancshares, Inc.	3,885	216,977
Discover Financial Services	8,600	889,842
DNB Bank ASA ADR	28,740	505,537
Equitable Holdings, Inc.	11,600	301,484
Everest Re Group, Ltd.	1,300	491,400
FactSet Research Systems, Inc.	1,200	494,028
Fifth Third Bancorp	21,956	575,247
First Republic Bank	6,200	21,762
Fiserv, Inc. (a)	19,500	2,381,340
Hartford Financial Services Group, Inc. (The)	9,993	709,403
Huntington Bancshares, Inc.	46,000	515,200
Intercontinental Exchange, Inc.	17,995	1,960,195
Invesco, Ltd.	13,803	236,445
KeyCorp	30,900	347,934
London Stock Exchange Group PLC ADR	48,000	1,272,960
M&T Bank Corp.	5,500	691,900
MarketAxess Holdings, Inc.	1,200	382,044
Marsh & McLennan Cos., Inc.	16,130	2,906,465
Mastercard, Inc., Class A	27,452	10,432,584
MetLife, Inc.	19,900	1,220,467
Moody’s Corp.	5,114	1,601,296
Morgan Stanley	42,559	3,829,033
MSCI, Inc.	2,505	1,208,537
Nasdaq, Inc.	12,900	714,273
Northern Trust Corp.	6,600	515,856
PayPal Holdings, Inc. (a)	36,900	2,804,400
PNC Financial Services Group, Inc. (The)	13,249	1,725,682
Principal Financial Group, Inc.	8,200	612,458
Progressive Corp. (The)	19,058	2,599,511
Prudential Financial, Inc.	12,361	1,075,407
Raymond James Financial, Inc.	6,450	583,918
Regions Financial Corp.	29,528	539,181
S&P Global, Inc.	10,558	3,828,120
T Rowe Price Group, Inc.	7,011	787,546
Toronto-Dominion Bank (The)	58,017	3,517,571
Travelers Cos., Inc. (The)	7,716	1,397,676
Truist Financial Corp.	44,002	1,433,585
US Bancorp	49,916	1,711,120
Visa, Inc., Class A	53,100	12,357,963
W R Berkley Corp.	6,700	394,764
WEX, Inc. (a)	1,316	233,393

2

Domini Impact Equity Fund

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

Security	Shares	Value
Financials (Continued)
Zions Bancorp NA	5,000	$139,300

		107,364,476

Health Care – 14.6%
AbbVie, Inc.	57,852	8,742,594
Agilent Technologies, Inc.	9,600	1,300,128
Alcon, Inc. (a)	15,762	1,142,430
Align Technology, Inc. (a)	2,400	780,720
Alnylam Pharmaceuticals, Inc. (a)	4,100	816,720
Amgen, Inc.	17,519	4,200,005
AstraZeneca PLC ADR	98,300	7,197,526
Becton Dickinson and Co.	9,251	2,445,132
Biogen, Inc. (a)	4,667	1,419,841
BioMarin Pharmaceutical, Inc. (a)	5,800	557,032
Bio-Rad Laboratories, Inc., Class A (a)	700	315,553
Bio-Techne Corp.	5,200	415,376
Bristol-Myers Squibb Co.	68,901	4,600,520
Catalent, Inc. (a)	5,500	275,660
Cooper Cos., Inc. (The)	1,600	610,320
CSL, Ltd. ADR	31,200	3,112,512
Danaher Corp.	21,815	5,168,192
DENTSPLY SIRONA, Inc.	6,416	269,023
DexCom, Inc. (a)	15,510	1,881,983
Edwards Lifesciences Corp. (a)	19,572	1,721,945
Genmab A/S ADR (a)	20,500	840,705
Gilead Sciences, Inc.	41,046	3,374,392
GSK PLC ADR	65,700	2,367,171
Henry Schein, Inc. (a)	4,200	339,402
Hologic, Inc. (a)	53,882	4,634,391
IDEXX Laboratories, Inc. (a)	2,719	1,338,183
Illumina, Inc. (a)	5,049	1,037,872
Incyte Corp. (a)	5,800	431,578
Inspire Medical Systems, Inc. (a)	5,173	1,384,450
Insulet Corp. (a)	2,200	699,688
Intuitive Surgical, Inc. (a)	11,400	3,433,908
Ionis Pharmaceuticals, Inc. (a)	4,400	155,628
Koninklijke Philips NV	29,076	614,085
Lonza Group AG ADR	24,000	1,491,120
Masimo Corp. (a)	1,700	321,538
Merck & Co., Inc.	82,735	9,553,411
Merck KGaA ADR (a)	20,900	751,773
Mettler-Toledo International, Inc. (a)	690	1,029,135
Moderna, Inc. (a)	11,200	1,488,368
Neurocrine Biosciences, Inc. (a)	3,100	313,224

3

Domini Impact Equity Fund

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

Security	Shares	Value
Health Care (Continued)
Novo Nordisk A/S ADR	53,178	$8,885,512
Organon & Co.	22,995	566,367
PerkinElmer, Inc.	4,000	521,960
Pfizer, Inc.	184,770	7,185,705
QIAGEN NV (a)	7,600	339,036
Quest Diagnostics, Inc.	3,715	515,679
Regeneron Pharmaceuticals, Inc. (a)	3,442	2,759,761
ResMed, Inc.	4,846	1,167,692
Sanofi ADR	74,016	3,970,958
Seagen, Inc. (a)	12,149	2,429,800
Siemens Healthineers AG ADR	17,900	555,437
STERIS PLC	3,300	622,215
Stryker Corp.	10,928	3,274,575
Takeda Pharmaceutical Co., Ltd. ADR	94,100	1,561,119
Teleflex, Inc.	1,500	408,780
Thermo Fisher Scientific, Inc.	12,888	7,151,551
Veeva Systems, Inc., Class A (a)	4,506	806,935
Vertex Pharmaceuticals, Inc. (a)	8,343	2,842,710
Waters Corp. (a)	1,963	589,607
West Pharmaceutical Services, Inc.	2,500	903,100

		129,631,733

Industrials – 7.1%
ABB, Ltd. ADR	51,900	1,873,071
Allegion PLC	2,700	298,296
Ameresco, Inc., Class A (a)	37,626	1,565,241
AO Smith Corp.	4,100	279,989
Assa Abloy AB ADR	62,342	738,753
Atlas Copco AB, Class A ADR	129,600	1,876,608
Automatic Data Processing, Inc.	13,568	2,984,960
Brambles, Ltd. ADR	23,000	434,930
Carrier Global Corp.	27,300	1,141,686
Central Japan Railway Co. ADR	55,200	685,032
CH Robinson Worldwide, Inc.	3,800	383,306
Cintas Corp.	2,800	1,276,156
Copart, Inc. (a)	14,400	1,138,320
CoStar Group, Inc. (a)	12,910	993,424
Cummins, Inc.	4,541	1,067,317
Deere & Co.	9,045	3,419,191
Donaldson Co., Inc.	4,000	254,200
Emerson Electric Co.	19,026	1,584,105
Expeditors International of Washington, Inc.	5,300	603,352
FANUC Corp. ADR	61,200	1,033,056
Fastenal Co.	18,458	993,779

4

Domini Impact Equity Fund

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

Security	Shares	Value
Industrials (Continued)
Fortune Brands Innovations, Inc.	4,000	$258,760
Generac Holdings, Inc. (a)	2,100	214,662
Graco, Inc.	5,400	428,166
Hubbell, Inc.	1,800	484,776
IDEX Corp.	2,400	495,168
Illinois Tool Works, Inc.	8,952	2,165,847
Ingersoll Rand, Inc.	12,869	733,790
JB Hunt Transport Services, Inc.	2,700	473,283
Kone Oyj ADR	23,000	655,040
Lennox International, Inc.	1,000	281,910
Masco Corp.	6,900	369,219
Nidec Corp. ADR	63,156	779,977
Nordson Corp.	1,600	346,096
Old Dominion Freight Line, Inc.	3,300	1,057,287
Otis Worldwide Corp.	13,900	1,185,670
Owens Corning	3,133	334,636
Paychex, Inc.	10,431	1,145,950
Paycom Software, Inc. (a)	1,700	493,629
Pentair PLC	5,500	319,440
Plug Power, Inc. (a)	19,000	171,570
Recruit Holdings Co., Ltd. ADR	228,100	1,277,360
RELX PLC ADR	62,300	2,062,753
Robert Half International, Inc.	3,600	262,800
Rockwell Automation, Inc.	3,872	1,097,363
Schneider Electric SE ADR	90,000	3,137,400
Sensata Technologies Holding PLC	5,000	217,250
Siemens AG ADR	55,036	4,521,758
Siemens Energy AG ADR (a)	14,900	364,305
SMC Corp. ADR	40,200	1,002,990
Snap-on, Inc.	1,700	440,997
Stanley Black & Decker, Inc.	4,754	410,460
Toro Co. (The)	3,200	333,632
Trane Technologies PLC	7,407	1,376,295
United Parcel Service, Inc., Class B	24,093	4,332,162
United Rentals, Inc.	2,300	830,553
Vestas Wind Systems A/S ADR (a)	94,100	862,426
Watsco, Inc.	1,100	381,018
Westinghouse Air Brake Technologies Corp.	5,691	555,840
Wolters Kluwer NV ADR	8,300	1,099,501
WW Grainger, Inc.	1,470	1,022,488
Xylem, Inc.	5,800	602,272

		63,211,271

5

Domini Impact Equity Fund

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

Security	Shares	Value
Information Technology – 30.7%
Accenture PLC, Class A	21,600	$6,054,264
Adobe, Inc. (a)	14,961	5,648,675
Advanced Micro Devices, Inc. (a)	52,750	4,714,267
Analog Devices, Inc.	16,611	2,987,987
Apple, Inc.	419,896	71,247,953
Applied Materials, Inc.	27,502	3,108,551
ASML Holding NV	13,000	8,279,180
Atlassian Corp., Class A (a)	5,000	738,300
Autodesk, Inc. (a)	16,747	3,262,148
Broadcom, Inc.	13,413	8,403,244
Cadence Design Systems, Inc. (a)	8,784	1,839,809
Cisco Systems, Inc.	123,891	5,853,850
Cloudflare, Inc., Class A (a)	8,600	404,630
Crowdstrike Holdings, Inc., Class A (a)	6,900	828,345
Dropbox, Inc., Class A (a)	8,400	170,856
Enphase Energy, Inc. (a)	32,803	5,386,253
First Solar, Inc. (a)	3,400	620,772
Infineon Technologies AG ADR	40,900	1,488,760
Intel Corp.	135,679	4,214,190
International Business Machines Corp.	29,666	3,750,079
Intuit, Inc.	9,022	4,005,317
KLA Corp.	4,510	1,743,295
Microsoft Corp.	215,361	66,171,821
NetApp, Inc.	7,008	440,733
NVIDIA Corp.	77,308	21,452,197
Okta, Inc. (a)	5,000	342,650
Palo Alto Networks, Inc. (a)	36,054	6,578,413
QUALCOMM, Inc.	36,600	4,274,880
Roper Technologies, Inc.	3,457	1,572,174
Salesforce, Inc. (a)	31,834	6,314,911
ServiceNow, Inc. (a)	6,700	3,078,114
Shopify, Inc., Class A (a)	31,100	1,506,795
Snowflake, Inc., Class A (a)	8,800	1,303,104
Splunk, Inc. (a)	5,200	448,448
STMicroelectronics NV	81,036	3,474,824
Synopsys, Inc. (a)	4,943	1,835,435
Texas Instruments, Inc.	29,752	4,974,534
VMware, Inc., Class A (a)	7,396	924,722
Workday, Inc., Class A (a)	6,700	1,247,138
Zoom Video Communications, Inc., Class A (a)	26,862	1,650,133

		272,341,751

Materials – 2.5%
Air Liquide SA ADR	84,610	3,041,730

6

Domini Impact Equity Fund

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

Security	Shares	Value
Materials (Continued)
Air Products and Chemicals, Inc.	7,359	$2,166,195
AptarGroup, Inc.	2,100	248,871
Avery Dennison Corp.	2,600	453,648
CRH PLC ADR	24,400	1,183,400
Ecolab, Inc.	8,248	1,384,344
International Paper Co.	11,700	387,387
Linde PLC	16,030	5,922,284
Mondi PLC ADR	8,000	254,240
Nitto Denko Corp. ADR	9,817	316,696
Novozymes A/S ADR	6,559	341,068
Nucor Corp.	8,492	1,258,345
PPG Industries, Inc.	7,642	1,071,867
RPM International, Inc.	4,300	352,729
Sherwin-Williams Co. (The)	7,892	1,874,666
Smurfit Kappa Group PLC ADR	8,400	310,464
Steel Dynamics, Inc.	5,200	540,540
Vulcan Materials Co.	4,244	743,209
Westrock Co.	7,885	235,998

		22,087,681

Real Estate – 2.6%
Alexandria Real Estate Equities, Inc.	8,677	1,077,510
American Tower Corp.	15,209	3,108,567
Boston Properties, Inc.	4,446	237,239
CBRE Group, Inc., Class A (a)	10,222	783,619
Crown Castle, Inc.	14,022	1,725,968
Digital Realty Trust, Inc.	9,692	960,962
Equinix, Inc.	3,031	2,194,686
Equity LifeStyle Properties, Inc.	5,700	392,730
Essex Property Trust, Inc.	2,000	439,460
Extra Space Storage, Inc.	4,200	638,568
Federal Realty Investment Trust	2,500	247,225
Mid-America Apartment Communities, Inc.	3,800	584,440
Prologis, Inc.	30,222	3,785,305
Public Storage	5,077	1,496,852
SBA Communications Corp.	3,607	941,030
Simon Property Group, Inc.	10,600	1,201,192
UDR, Inc.	10,169	420,285
Ventas, Inc.	13,063	627,677
Welltower, Inc.	15,800	1,251,676
WP Carey, Inc.	7,100	526,820
Zillow Group, Inc., Class A (a)	6,100	260,958

		22,902,769

7

Domini Impact Equity Fund

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

Security	Shares	Value
Utilities – 0.7%
Alliant Energy Corp.	7,900	$435,606
Consolidated Edison, Inc.	11,461	1,128,565
Eversource Energy	11,658	904,777
Fortis, Inc.	15,700	689,387
National Grid PLC ADR	24,519	1,756,786
Orsted AS ADR	17,900	534,315
SSE PLC ADR	34,800	798,660

		6,248,096

Total Investments – 95.2% (Cost $522,588,567)		844,562,968
Other Assets, less liabilities – 4.8%		42,235,447

Net Assets – 100.0%		$886,798,415

(a)	Non-income producing security.

Abbreviations

ADR — American Depositary Receipt

See Notes to Portfolio of Investments

8

Domini International Opportunities Fund

Portfolio of Investments

April 30, 2023 (Unaudited)

Country/Security	Industry	Shares	Value
Long Term Investments – 95.3%
Common Stocks – 95.3%
Australia – 2.1%
ASX, Ltd.	Financial Services	579	$26,316
Brambles, Ltd.	Commercial & Professional Services	4,219	39,915
Cochlear, Ltd.	Health Care Equipment & Services	491	80,405
Dexus	Equity Real Estate Investment Trusts (REITs)	3,210	16,616
Fortescue Metals Group, Ltd.	Materials	5,335	74,549
GPT Group (The)	Equity Real Estate Investment Trusts (REITs)	5,885	17,283
IGO, Ltd.	Materials	2,304	21,190
Mirvac Group	Equity Real Estate Investment Trusts (REITs)	12,086	19,378
Pilbara Minerals, Ltd.	Materials	8,846	25,145
Stockland	Equity Real Estate Investment Trusts (REITs)	6,224	18,427
Suncorp Group, Ltd.	Insurance	3,871	32,189
Transurban Group	Transportation	9,199	91,626
Vicinity, Ltd.	Equity Real Estate Investment Trusts (REITs)	13,457	18,788

			481,827

Austria – 0.3%
Erste Group Bank AG	Banks	1,063	38,724
Mondi PLC	Materials	1,480	23,587

			62,311

Belgium – 0.5%
Ageas SA	Insurance	524	23,392
KBC Group NV	Banks	838	60,021
Umicore SA	Materials	618	20,325

			103,738

Canada – 1.5%
SunOpta, Inc. (a)	Food, Beverage & Tobacco	2,420	20,570
Toronto-Dominion Bank (The)	Banks	5,382	325,666

			346,236

China – 0.9%
BYD Co., Ltd., Class H	Automobiles & Components	6,273	190,231

			190,231

9

Domini International Opportunities Fund

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

Country/Security	Industry	Shares	Value
Denmark – 5.5%
Chr Hansen Holding A/S	Materials	315	$24,564
Coloplast A/S, Class B	Health Care Equipment & Services	369	53,270
Demant A/S (a)	Health Care Equipment & Services	280	12,023
DSV A/S	Transportation	518	97,679
Genmab A/S (a)	Pharmaceuticals, Biotechnology & Life Sciences	193	79,471
Novo Nordisk A/S, Class B	Pharmaceuticals, Biotechnology & Life Sciences	4,825	804,229
Novozymes A/S, Class B	Materials	607	31,664
Orsted A/S	Utilities	532	47,841
Rockwool A/S, Class B	Capital Goods	43	10,435
Vestas Wind Systems A/S (a)	Capital Goods	2,920	80,956

			1,242,132

Finland – 1.1%
Kesko OYJ, Class B	Consumer Staples Distribution & Retail	975	20,365
Kone OYJ, Class B	Capital Goods	1,051	60,075
Nokia Oyj	Technology Hardware & Equipment	15,498	65,699
Nordea Bank Abp	Banks	9,590	106,515

			252,654

France – 8.3%
Air Liquide SA	Materials	1,563	281,704
Amundi SA	Financial Services	318	20,873
BioMerieux	Health Care Equipment & Services	138	14,477
BNP Paribas SA	Banks	3,353	217,062
Capgemini SE	Software & Services	487	88,977
Carrefour SA	Consumer Staples Distribution & Retail	1,394	29,051
Cie Generale des Etablissements Michelin SCA	Automobiles & Components	2,134	68,092
Credit Agricole SA	Banks	4,245	51,988
Edenred	Financial Services	752	48,953
Eiffage SA	Capital Goods	241	28,739
Gecina SA	Equity Real Estate Investment Trusts (REITs)	158	17,622
Hermes International	Consumer Durables & Apparel	96	208,820

10

Domini International Opportunities Fund

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

Country/Security	Industry	Shares	Value
France (Continued)
Kering SA	Consumer Durables & Apparel	212	$136,016
Klepierre SA	Equity Real Estate Investment Trusts (REITs)	639	16,217
Legrand SA	Capital Goods	781	74,066
L’Oreal SA	Household & Personal Products	721	345,235
Nexans SA	Capital Goods	544	46,897
Orange SA	Telecommunication Services	6,114	79,731
Rexel SA (a)	Capital Goods	937	21,746
Sartorius Stedim Biotech	Pharmaceuticals, Biotechnology & Life Sciences	70	18,789
Unibail-Rodamco-Westfield (a)	Equity Real Estate Investment Trusts (REITs)	302	16,226
Worldline SA (a)	Financial Services	645	28,113

			1,859,394

Germany – 8.8%
adidas AG	Consumer Durables & Apparel	450	79,399
Beiersdorf AG	Household & Personal Products	298	41,689
Carl Zeiss Meditec AG	Health Care Equipment & Services	104	14,015
Deutsche Boerse AG	Financial Services	567	108,338
Deutsche Post AG	Transportation	2,821	135,947
Encavis AG	Utilities	3,930	68,088
Henkel AG & Co. KGaA	Household & Personal Products	839	62,166
Infineon Technologies AG	Semiconductors & Semiconductor Equipment	3,644	132,956
Knorr-Bremse AG	Capital Goods	189	13,273
LEG Immobilien SE	Real Estate Management & Development	206	12,847
Merck KGaA (a)	Pharmaceuticals, Biotechnology & Life Sciences	385	69,189
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	Insurance	418	157,395
Puma SE	Consumer Durables & Apparel	289	16,967
SAP SE	Software & Services	3,222	436,819
Sartorius AG, Preference Shares	Pharmaceuticals, Biotechnology & Life Sciences	87	33,880

11

Domini International Opportunities Fund

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

Country/Security	Industry	Shares	Value
Germany (Continued)
Siemens AG	Capital Goods	2,364	$390,406
Siemens Energy AG (a)	Capital Goods	1,356	33,345
Siemens Healthineers AG	Health Care Equipment & Services	834	52,079
Symrise AG	Materials	395	47,816
Vonovia SE	Real Estate Management & Development	2,260	49,109
Zalando SE (a)	Consumer Discretionary Distribution & Retail	698	28,763

			1,984,486

Hong Kong – 2.6%
AIA Group, Ltd.	Insurance	34,952	380,513
Hong Kong Exchanges & Clearing, Ltd.	Financial Services	3,831	159,046
Techtronic Industries Co., Ltd.	Capital Goods	4,232	45,782

			585,341

Ireland – 1.1%
Bank of Ireland Group PLC	Banks	2,983	30,912
CRH PLC	Materials	2,220	107,752
Kerry Group PLC, Class A	Food, Beverage & Tobacco	470	49,597
Kingspan Group PLC	Capital Goods	470	32,633
Smurfit Kappa Group PLC	Materials	771	28,619

			249,513

Italy – 1.1%
DiaSorin SpA	Health Care Equipment & Services	67	7,291
Intesa Sanpaolo SpA	Banks	50,250	132,379
Moncler SpA	Consumer Durables & Apparel	596	44,296
Prysmian SpA	Capital Goods	766	31,409
Terna - Rete Elettrica Nazionale	Utilities	4,299	37,282

			252,657

Japan – 19.4%
Aeon Co., Ltd.	Consumer Staples Distribution & Retail	2,177	44,398
Canon, Inc.	Technology Hardware & Equipment	3,000	71,494
Central Japan Railway Co.	Transportation	472	58,467
Chiba Bank, Ltd. (The)	Banks	1,900	12,414
Dai Nippon Printing Co., Ltd.	Commercial & Professional Services	744	21,400

12

Domini International Opportunities Fund

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

Country/Security	Industry	Shares	Value
Japan (Continued)
Daifuku Co., Ltd.	Capital Goods	1,051	$19,376
Dai-ichi Life Holdings, Inc.	Insurance	2,805	52,206
Daiichi Sankyo Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	5,640	193,648
Daiwa House Industry Co., Ltd.	Real Estate Management & Development	1,853	47,258
FANUC Corp.	Capital Goods	2,835	95,798
Fast Retailing Co., Ltd.	Consumer Discretionary Distribution & Retail	556	131,739
FUJIFILM Holdings Corp.	Technology Hardware & Equipment	839	43,754
Hankyu Hanshin Holdings, Inc.	Transportation	742	23,180
Hoya Corp.	Health Care Equipment & Services	1,088	114,149
Japan Airlines Co., Ltd.	Transportation	1,300	24,814
Kao Corp.	Household & Personal Products	1,382	55,877
Keikyu Corp.	Transportation	700	6,808
Keio Corp.	Transportation	352	13,081
Keisei Electric Railway Co., Ltd.	Transportation	400	14,124
Keyence Corp.	Technology Hardware & Equipment	520	234,635
Kurita Water Industries, Ltd.	Capital Goods	1,698	71,203
Lasertec Corp.	Semiconductors & Semiconductor Equipment	212	28,859
Lixil Corp.	Capital Goods	878	13,829
Makita Corp.	Capital Goods	743	20,973
Mitsubishi Estate Co., Ltd.	Real Estate Management & Development	3,516	43,358
Mitsui Fudosan Co., Ltd.	Real Estate Management & Development	2,651	52,685
MS&AD Insurance Group Holdings, Inc.	Insurance	1,135	37,275
Murata Manufacturing Co., Ltd.	Technology Hardware & Equipment	1,815	103,037
Nidec Corp.	Capital Goods	1,464	72,484
Nintendo Co., Ltd.	Media & Entertainment	3,380	142,981
Nippon Express Holdings, Inc.	Transportation	300	17,615
Nippon Prologis REIT, Inc.	Equity Real Estate Investment Trusts (REITs)	7	15,956
Nippon Telegraph & Telephone Corp.	Telecommunication Services	6,430	196,320

13

Domini International Opportunities Fund

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

Country/Security	Industry	Shares	Value
Japan (Continued)
Nissin Foods Holdings Co., Ltd.	Food, Beverage & Tobacco	181	$17,461
Nitto Denko Corp.	Materials	402	26,004
Nomura Holdings, Inc.	Financial Services	8,105	29,073
NTT Data Corp.	Software & Services	1,728	23,485
Odakyu Electric Railway Co., Ltd.	Transportation	1,000	13,976
Omron Corp.	Technology Hardware & Equipment	532	31,225
Oriental Land Co., Ltd.	Consumer Services	3,260	115,436
ORIX Corp.	Financial Services	3,029	51,561
Panasonic Holdings Corp.	Consumer Durables & Apparel	6,401	60,325
Recruit Holdings Co., Ltd.	Commercial & Professional Services	4,150	116,491
Renesas Electronics Corp. (a)	Semiconductors & Semiconductor Equipment	3,443	44,897
Resona Holdings, Inc.	Banks	14,671	73,163
Rohm Co., Ltd.	Semiconductors & Semiconductor Equipment	235	17,703
Sekisui House, Ltd.	Consumer Durables & Apparel	1,813	37,295
Shimano, Inc.	Consumer Durables & Apparel	220	34,043
Shionogi & Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	914	40,939
Shiseido Co., Ltd.	Household & Personal Products	1,198	60,086
SMC Corp.	Capital Goods	170	84,836
SoftBank Group Corp.	Telecommunication Services	2,659	99,777
Sony Group Corp.	Consumer Durables & Apparel	3,433	310,779
Sysmex Corp.	Health Care Equipment & Services	421	27,096
Terumo Corp.	Health Care Equipment & Services	2,082	62,384
Tobu Railway Co., Ltd.	Transportation	628	16,040
Tokio Marine Holdings, Inc.	Insurance	5,445	109,547
Tokyo Electron, Ltd.	Semiconductors & Semiconductor Equipment	1,342	153,757
Tokyu Corp.	Transportation	1,598	22,571
TOTO, Ltd.	Capital Goods	499	17,077

14

Domini International Opportunities Fund

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

Country/Security	Industry	Shares	Value
Japan (Continued)
Toyota Industries Corp.	Capital Goods	500	$29,076
Toyota Motor Corp.	Automobiles & Components	32,297	443,699
Unicharm Corp.	Household & Personal Products	1,202	48,553
Yaskawa Electric Corp.	Capital Goods	805	32,803

			4,346,353

Luxembourg – 0.1%
Eurofins Scientific SE	Pharmaceuticals, Biotechnology & Life Sciences	387	27,083

			27,083

Netherlands – 7.4%
Aalberts NV	Capital Goods	295	13,651
ABN AMRO Bank NV GDR	Banks	2,714	43,581
Adyen NV (a)	Financial Services	79	127,183
Akzo Nobel NV	Materials	503	41,807
Alfen NV (a)	Capital Goods	627	50,827
Arcadis NV	Commercial & Professional Services	2,448	101,317
ASML Holding NV	Semiconductors & Semiconductor Equipment	1,207	767,437
Basic-Fit NV (a)	Consumer Services	1,820	77,328
Euronext NV	Financial Services	253	20,159
ING Groep NV	Banks	11,115	138,114
Koninklijke Ahold Delhaize NV	Consumer Staples Distribution & Retail	2,875	99,044
Koninklijke Philips NV	Health Care Equipment & Services	2,642	55,884
NN Group NV	Insurance	786	29,366
Wolters Kluwer NV	Commercial & Professional Services	744	98,763

			1,664,461

NewZealand – 0.1%
Contact Energy, Ltd.	Utilities	2,240	10,851
Spark New Zealand, Ltd.	Telecommunication Services	5,720	18,511

			29,362

Norway – 0.4%
DNB Bank ASA	Banks	2,631	46,132
Gjensidige Forsikring ASA	Insurance	524	9,099
Orkla ASA	Food, Beverage & Tobacco	2,235	16,013

15

Domini International Opportunities Fund

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

Country/Security	Industry	Shares	Value
Norway (Continued)
Storebrand ASA	Insurance	855	$6,576

			77,820

Singapore – 1.1%
DBS Group Holdings, Ltd.	Banks	5,457	134,862
STMicroelectronics NV	Semiconductors & Semiconductor Equipment	2,437	104,371

			239,233

South Africa – 0.3%
FirstRand, Ltd.	Financial Services	11,311	39,882
Nedbank Group, Ltd.	Banks	1,156	13,344
Sanlam, Ltd.	Insurance	4,823	14,885

			68,111

Spain – 2.6%
Acciona SA	Utilities	74	13,737
Aena SME SA (a)	Transportation	206	34,760
Banco Bilbao Vizcaya Argentaria SA	Banks	17,842	130,870
Banco de Sabadell SA	Banks	15,636	16,327
Banco Santander SA	Banks	48,629	171,163
Bankinter SA	Banks	1,818	10,771
CaixaBank SA	Banks	9,808	36,375
Cellnex Telecom SA (a)(b)	Telecommunication Services	1,733	73,105
Grifols SA (a)	Pharmaceuticals, Biotechnology & Life Sciences	1,415	14,593
Telefonica SA	Telecommunication Services	15,547	70,752

			572,453

Sweden – 3.3%
Alfa Laval AB	Capital Goods	872	31,985
Assa Abloy AB, Class B	Capital Goods	2,901	69,104
Atlas Copco AB, A Shares	Capital Goods	11,712	169,367
Autoliv, Inc	Automobiles & Components	223	19,136
Axfood AB	Consumer Staples Distribution & Retail	1,716	42,577
Castellum AB	Real Estate Management & Development	863	10,488
Essity AB, Class B	Household & Personal Products	1,876	56,841
Fabege AB	Real Estate Management & Development	753	6,038

16

Domini International Opportunities Fund

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

Country/Security	Industry	Shares	Value
Sweden (Continued)
H & M Hennes & Mauritz AB, Class B	Consumer Discretionary Distribution & Retail	2,151	$31,529
Industrivarden AB, Class A	Financial Services	824	23,572
Nibe Industrier AB, Class B	Capital Goods	4,779	53,498
Sandvik AB	Capital Goods	3,137	63,886
Skandinaviska Enskilda Banken AB, Class A	Banks	4,442	50,498
Skanska AB, Class B	Capital Goods	1,028	16,811
SKF AB, Class B	Capital Goods	1,181	21,385
SSAB AB, Class A	Materials	2,448	17,382
Svenska Cellulosa AB SCA, Class B	Materials	1,863	25,554
Svenska Handelsbanken AB, Class A	Banks	4,449	39,320

			748,971

Switzerland – 8.1%
ABB, Ltd.	Capital Goods	4,554	164,981
Adecco Group AG (a)	Commercial & Professional Services	521	17,997
Chocoladefabriken Lindt & Spruengli AG	Food, Beverage & Tobacco	6	74,399
DSM-Firmenich AG (a)	Materials	513	67,260
Geberit AG	Capital Goods	102	58,343
Helvetia Holding AG	Insurance	110	16,525
Kuehne + Nagel International AG	Transportation	154	45,818
Lonza Group AG	Pharmaceuticals, Biotechnology & Life Sciences	221	138,413
Novartis AG	Pharmaceuticals, Biotechnology & Life Sciences	6,195	636,416
Schindler Holding AG	Capital Goods	189	40,547
SIG Group AG (a)	Materials	904	24,300
Sika AG	Materials	456	126,495
Sonova Holding AG	Health Care Equipment & Services	145	46,180
Straumann Holding AG	Health Care Equipment & Services	312	47,141
Swatch Group AG	Consumer Durables & Apparel	114	39,276
Swisscom AG	Telecommunication Services	76	52,401
Zurich Insurance Group AG	Insurance	448	218,186

			1,814,678

United Kingdom – 9.9%
3i Group PLC	Financial Services	2,855	63,529

17

Domini International Opportunities Fund

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

Country/Security	Industry	Shares	Value
United Kingdom (Continued)
Ashtead Group PLC	Commercial & Professional Services	1,306	$75,308
AstraZeneca PLC	Pharmaceuticals, Biotechnology & Life Sciences	4,491	660,988
Bunzl PLC	Capital Goods	1,028	40,926
Burberry Group PLC	Consumer Durables & Apparel	1,128	36,824
Compass Group PLC	Consumer Services	5,248	138,464
Halma PLC	Technology Hardware & Equipment	808	23,502
Hiscox, Ltd.	Insurance	989	14,721
Informa PLC	Media & Entertainment	4,184	38,042
Intermediate Capital Group PLC	Financial Services	834	13,696
Intertek Group PLC	Commercial & Professional Services	490	25,637
J Sainsbury PLC	Consumer Staples Distribution & Retail	6,111	21,238
Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs)	2,336	19,825
Legal & General Group PLC	Insurance	17,915	52,865
London Stock Exchange Group PLC	Financial Services	1,227	128,842
M&G PLC	Financial Services	6,626	17,127
National Grid PLC	Utilities	11,044	158,367
Phoenix Group Holdings PLC	Insurance	2,467	18,383
Schroders PLC	Financial Services	2,691	16,484
Segro PLC	Equity Real Estate Investment Trusts (REITs)	3,696	38,916
Spirax-Sarco Engineering PLC	Capital Goods	227	31,725
SSE PLC	Utilities	3,245	74,881
Unilever PLC	Household & Personal Products	7,449	414,826
Vodafone Group PLC	Telecommunication Services	76,632	92,056

			2,217,172

United States – 8.8%
Alliant Energy Corp.	Utilities	745	41,079
Autodesk, Inc. (a)	Software & Services	224	43,633
Campbell Soup Co.	Food, Beverage & Tobacco	589	31,983
Clorox Co. (The)	Household & Personal Products	366	60,617

18

Domini International Opportunities Fund

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

Country/Security	Industry	Shares	Value
United States (Continued)
Copart, Inc. (a)	Commercial & Professional Services	1,294	$102,291
CSL, Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	1,437	286,509
Enphase Energy, Inc. (a)	Semiconductors & Semiconductor Equipment	182	29,884
Ferguson PLC	Capital Goods	614	86,767
General Mills, Inc.	Food, Beverage & Tobacco	1,749	155,014
GSK PLC	Pharmaceuticals, Biotechnology & Life Sciences	2,520	45,449
Haleon PLC	Household & Personal Products	3,151	13,856
Linde PLC	Materials	1,452	536,441
McCormick & Co., Inc.	Food, Beverage & Tobacco	789	69,314
Pentair PLC	Capital Goods	490	28,459
QIAGEN NV (a)	Pharmaceuticals, Biotechnology & Life Sciences	665	29,666
Schneider Electric SE	Capital Goods	1,657	289,518
Signify NV	Capital Goods	360	12,046
Swiss Re AG	Insurance	856	86,570
Tesla, Inc. (a)	Automobiles & Components	94	15,445

			1,964,541

Total Investments – 95.3% (Cost $20,643,253)			21,380,758
Other Assets, less liabilities – 4.7%			1,064,432

Net Assets – 100.0%			$22,445,190

(a)	Non-income producing security.
(b)

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2023, the aggregate value of these securities was $73,105, representing 0.3% of net assets.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

See Notes to Portfolio of Investments

19

Domini Sustainable Solutions Fund

Portfolio of Investments

April 30, 2023 (Unaudited)

Security	Shares	Value
Long Term Investments – 91.0%
Common Stocks – 91.0%
Communication Services – 2.2%
New York Times Co. (The), Class A	17,540	$697,215

		697,215

Consumer Discretionary – 8.3%
Basic-Fit NV (a)	11,710	497,531
Levi Strauss & Co., Class A	59,208	856,148
Panasonic Holdings Corp.	49,700	468,388
Tesla, Inc. (a)	4,576	751,882

		2,573,949

Consumer Staples – 3.5%
Haleon PLC	129,683	570,245
SunOpta, Inc. (a)	63,200	537,200

		1,107,445

Financials – 10.4%
Amalgamated Financial Corp.	12,576	204,737
Federal Agricultural Mortgage Corp., Class C	4,543	605,537
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,955	1,112,686
Resona Holdings, Inc.	166,562	830,626
Storebrand ASA	63,986	492,113

		3,245,699

Health Care – 19.6%
Cochlear, Ltd.	4,617	756,066
DexCom, Inc. (a)	5,119	621,140
GSK PLC	57,818	1,042,766
Halozyme Therapeutics, Inc. (a)	22,202	713,350
Hologic, Inc. (a)	10,106	869,217
Inspire Medical Systems, Inc. (a)	2,362	632,142
Organon & Co.	30,618	754,121
Seagen, Inc. (a)	3,581	716,200

		6,105,002

Industrials – 17.8%
Acuity Brands, Inc.	3,027	476,389
Alfen NV (a)	6,567	532,344
Ameresco, Inc., Class A (a)	11,431	475,530
Arcadis NV	12,418	513,952
Array Technologies, Inc. (a)	16,971	347,057
Deere & Co.	1,146	433,211
Kurita Water Industries, Ltd.	15,113	633,740
Nexans SA	7,448	642,069
SKF AB, Class B	16,236	293,998

20

Domini Sustainable Solutions Fund

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

Security	Shares	Value
Industrials (Continued)
Wolters Kluwer NV	9,092	$1,206,928

		5,555,218

Information Technology – 23.0%
ASML Holding NV	1,869	1,190,291
Autodesk, Inc. (a)	5,268	1,026,154
Crowdstrike Holdings, Inc., Class A (a)	4,767	572,278
Enphase Energy, Inc. (a)	4,759	781,428
International Business Machines Corp.	5,285	668,077
Palo Alto Networks, Inc. (a)	7,359	1,342,723
STMicroelectronics NV	19,466	833,680
Zoom Video Communications, Inc., Class A (a)	12,228	751,166

		7,165,797

Real Estate – 4.3%
Alexandria Real Estate Equities, Inc.	4,068	505,164
American Tower Corp.	4,042	826,145

		1,331,309

Utilities – 1.9%
Encavis AG (a)	15,990	277,031
Neoen SA	10,256	308,505

		585,536

Total Investments – 91.0% (Cost $26,309,004)		28,367,170
Other Assets, less liabilities – 9.0%		2,795,786

Net Assets – 100.0%		$31,162,956

(a)	Non-income producing security.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

Portfolio Holdings by Country (% Of Net Assets) (Unaudited)

United States	55.3%
Netherlands	12.6%
Japan	6.2%
Germany	4.5%
France	3.1%
Singapore	2.7%
Australia	2.4%
Canada	1.7%
Norway	1.6%
Sweden	0.9%
Other Assets, less liabilities	9.0%

Total	100.0%

See Notes to Portfolio of Investments

21

Domini Impact International Equity Fund

Portfolio of Investments

April 30, 2023 (Unaudited)

Country/Security	Industry	Shares	Value
Long Term Investments – 98.7%
Common Stocks – 98.7%
Australia – 5.8%
Bank of Queensland, Ltd.	Banks	162,712	$627,526
Bendigo & Adelaide Bank, Ltd.	Banks	483,957	2,782,679
BlueScope Steel, Ltd.	Materials	600,726	7,974,419
Fortescue Metals Group, Ltd.	Materials	1,250,339	17,471,792
Goodman Group	Equity Real Estate Investment Trusts (REITs)	543,800	7,001,462
JB Hi-Fi, Ltd.	Consumer Discretionary Distribution & Retail	30,242	893,884
Mirvac Group	Equity Real Estate Investment Trusts (REITs)	6,693	10,731
Pro Medicus, Ltd.	Health Care Equipment & Services	74,702	3,062,345
QBE Insurance Group, Ltd.	Insurance	385,403	3,935,988
Suncorp Group, Ltd.	Insurance	245,000	2,037,256
WiseTech Global, Ltd.	Software & Services	236,266	10,808,426

			56,606,508

Austria – 0.1%
ams-OSRAM AG (a)	Semiconductors & Semiconductor Equipment	120,612	836,512

			836,512

Belgium – 0.8%
Ageas SA	Insurance	39,500	1,763,298
Elia Group SA	Utilities	18,636	2,560,238
Solvay SA	Materials	29,000	3,487,172

			7,810,708

Brazil – 1.4%
Banco do Brasil SA	Banks	351,600	3,012,198
BB Seguridade Participacoes SA	Insurance	739,500	5,071,558
Porto Seguro SA	Insurance	324,700	1,631,013
Raia Drogasil SA	Consumer Staples Distribution & Retail	2,380	12,502
StoneCo, Ltd., Class A (a)	Financial Services	270,650	3,334,408

			13,061,679

China – 1.3%
Lenovo Group, Ltd.	Technology Hardware & Equipment	3,922,100	4,012,477
Ping An Insurance Group Co. of China, Ltd., Class H	Insurance	570,800	4,164,150
Yangzijiang Shipbuilding Holdings, Ltd.	Capital Goods	4,896,500	4,566,857

			12,743,484

Denmark – 5.1%
DSV A/S	Transportation	35,800	6,750,815
Genmab A/S (a)	Pharmaceuticals, Biotechnology & Life Sciences	25,031	10,306,965
ISS A/S	Commercial & Professional Services	135,978	2,848,547
Novo Nordisk A/S, Class B	Pharmaceuticals, Biotechnology & Life Sciences	160,042	26,675,737
Pandora A/S	Consumer Durables & Apparel	25,043	2,322,558
Vestas Wind Systems A/S (a)	Capital Goods	290	8,040

			48,912,662

Domini Impact International Equity Fund

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

Country/Security	Industry	Shares	Value
Finland – 0.6%
Metso Outotec Oyj	Capital Goods	176,005	$1,946,925
Nokia Oyj	Technology Hardware & Equipment	834,914	3,539,379

			5,486,304

France – 6.9%
Air France-KLM (a)	Transportation	1,396,000	2,422,711
BNP Paribas SA	Banks	280,959	18,188,312
Capgemini SE	Software & Services	42,612	7,785,418
Carrefour SA	Consumer Staples Distribution & Retail	207,114	4,316,306
Credit Agricole SA	Banks	313,000	3,833,255
Eiffage SA	Capital Goods	45,645	5,443,195
Gecina SA	Equity Real Estate Investment Trusts (REITs)	18,100	2,018,779
Kering SA	Consumer Durables & Apparel	18	11,548
Klepierre SA	Equity Real Estate Investment Trusts (REITs)	41,758	1,059,751
Legrand SA	Capital Goods	65,000	6,164,229
Nexans SA	Capital Goods	5,086	438,448
Rexel SA (a)	Capital Goods	307,694	7,140,883
Unibail-Rodamco-Westfield (a)	Equity Real Estate Investment Trusts (REITs)	153,515	8,248,083

			67,070,918

Germany – 5.7%
adidas AG	Consumer Durables & Apparel	33	5,823
Deutsche Lufthansa AG (a)	Transportation	410,300	4,419,098
Deutsche Telekom AG	Telecommunication Services	179,051	4,325,464
GEA Group AG	Capital Goods	101,650	4,790,000
HUGO BOSS AG	Consumer Durables & Apparel	219,649	16,591,228
Infineon Technologies AG	Semiconductors & Semiconductor Equipment	168,822	6,159,667
Merck KGaA	Pharmaceuticals, Biotechnology & Life Sciences	7,370	1,324,467
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	11,400	4,292,597
Scout24 SE	Media & Entertainment	47,240	2,949,943
TeamViewer SE (a)	Software & Services	118,200	2,185,631
Telefonica Deutschland Holding AG	Telecommunication Services	1,709,735	5,788,155
Wacker Chemie AG	Materials	14,039	2,175,290

			55,007,363

Hong Kong – 1.0%
Swire Pacific, Ltd., Class A	Real Estate Management & Development	977,300	7,757,683
Swire Properties, Ltd.	Real Estate Management & Development	816,200	2,193,658

			9,951,341

Hungary – 0.3%
Richter Gedeon Nyrt	Pharmaceuticals, Biotechnology & Life Sciences	100,312	2,426,916

			2,426,916

India – 0.0%
Dr Reddy’s Laboratories, Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	250	15,015

			15,015

Domini Impact International Equity Fund

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

Country/Security	Industry	Shares	Value
Ireland – 1.9%
AerCap Holdings NV (a)	Capital Goods	40,229	$2,267,307
Bank of Ireland Group PLC	Banks	626,638	6,493,614
CRH PLC	Materials	200,213	9,679,484

			18,440,405

Israel – 0.5%
Wix.com, Ltd. (a)	Software & Services	54,083	4,717,660

			4,717,660

Italy – 2.7%
Banco BPM SpA	Banks	1,592,107	6,485,966
FinecoBank Banca Fineco SpA	Banks	129,121	1,960,905
Intesa Sanpaolo SpA	Banks	404,352	1,065,225
Mediobanca Banca di Credito Finanziario SpA	Banks	335,100	3,605,557
Prysmian SpA	Capital Goods	217,100	8,901,885
Unipol Gruppo SpA	Insurance	797,045	4,489,831

			26,509,369

Japan – 21.4%
Aisin Corp.	Automobiles & Components	103,100	3,027,913
Bandai Namco Holdings, Inc.	Consumer Durables & Apparel	174,000	3,954,804
Brother Industries, Ltd.	Technology Hardware & Equipment	500	7,857
Central Japan Railway Co.	Transportation	80	9,910
Coca-Cola Bottlers Japan Holdings, Inc.	Food, Beverage & Tobacco	152,700	1,646,501
Dai Nippon Printing Co., Ltd.	Commercial & Professional Services	400	11,505
Eisai Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	150	8,661
FANUC Corp.	Capital Goods	93,500	3,159,462
Fast Retailing Co., Ltd.	Consumer Discretionary Distribution & Retail	75,600	17,912,722
Hachijuni Bank, Ltd. (The)	Banks	570,722	2,558,398
Hoya Corp.	Health Care Equipment & Services	68,969	7,235,992
Japan Metropolitan Fund Invest	Equity Real Estate Investment Trusts (REITs)	711	520,911
Kao Corp.	Household & Personal Products	272,600	11,021,820
Kobayashi Pharmaceutical Co., Ltd.	Household & Personal Products	10,500	655,606
Kose Corp.	Household & Personal Products	44,587	5,206,146
MatsukiyoCocokara & Co.	Consumer Staples Distribution & Retail	186,700	10,003,626
Medipal Holdings Corp.	Health Care Equipment & Services	270,057	4,128,334
Mitsubishi Estate Co., Ltd.	Real Estate Management & Development	520	6,412
Mitsui Fudosan Co., Ltd.	Real Estate Management & Development	400	7,949
MS&AD Insurance Group Holdings, Inc.	Insurance	77,410	2,542,267
Nihon M&A Center Holdings, Inc.	Commercial & Professional Services	632,600	4,838,336
Nintendo Co., Ltd.	Media & Entertainment	185,070	7,828,870
Nippon Express Holdings, Inc.	Transportation	35,000	2,055,074
Nomura Holdings, Inc.	Financial Services	2,530,000	9,075,126
Nomura Real Estate Holdings, Inc.	Real Estate Management & Development	430	10,721
NTN Corp.	Capital Goods	5,300	13,100
Ono Pharmaceutical Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	509,900	10,272,916

Domini Impact International Equity Fund

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

Country/Security	Industry	Shares	Value
Japan (Continued)
Oracle Corp. Japan	Software & Services	13,600	$976,629
ORIX Corp.	Financial Services	89,930	1,530,835
Otsuka Holdings Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	99,600	3,390,458
Panasonic Holdings Corp.	Consumer Durables & Apparel	280,700	2,645,404
Park24 Co., Ltd. (a)	Commercial & Professional Services	47,100	728,456
Persol Holdings Co., Ltd.	Commercial & Professional Services	167,000	3,445,465
Pola Orbis Holdings, Inc.	Household & Personal Products	305,700	4,251,769
Recruit Holdings Co., Ltd.	Commercial & Professional Services	611,900	17,176,074
Renesas Electronics Corp. (a)	Semiconductors & Semiconductor Equipment	151,200	1,971,664
Ricoh Co., Ltd.	Technology Hardware & Equipment	819,500	6,789,222
Shionogi & Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	12,800	573,323
Sompo Holdings, Inc.	Insurance	80,400	3,357,030
Sony Group Corp.	Consumer Durables & Apparel	147,870	13,386,206
Sumitomo Realty & Development Co., Ltd.	Real Estate Management & Development	296,800	6,934,124
Sundrug Co., Ltd.	Consumer Staples Distribution & Retail	265	7,308
Tokio Marine Holdings, Inc.	Insurance	78,300	1,575,304
TOPPAN, Inc.	Commercial & Professional Services	181,240	3,855,200
Toyo Seikan Group Holdings, Ltd.	Materials	600	8,481
Trend Micro, Inc.	Software & Services	249,400	12,193,708
USS Co., Ltd.	Consumer Discretionary Distribution & Retail	351,000	5,901,663
Yamazaki Baking Co., Ltd.	Food, Beverage & Tobacco	234,900	3,149,313
ZOZO, Inc.	Consumer Discretionary Distribution & Retail	246,900	5,198,902

			206,767,477

Mexico – 1.2%
Arca Continental SAB de CV	Food, Beverage & Tobacco	459,600	4,375,869
Grupo Aeroportuario del Sureste SAB de CV ADR	Transportation	16,471	4,715,977
Grupo Bimbo SAB de CV Series A	Food, Beverage & Tobacco	556,900	2,979,148

			12,070,994

Netherlands – 6.3%
Aegon NV	Insurance	245,484	1,122,210
Argenx SE (a)	Pharmaceuticals, Biotechnology & Life Sciences	18,834	7,279,024
ASML Holding NV	Semiconductors & Semiconductor Equipment	53,544	34,044,434
ING Groep NV (a)	Banks	323,900	4,024,755
Koninklijke Ahold Delhaize NV	Consumer Staples Distribution & Retail	351,557	12,111,197
NN Group NV	Insurance	36,682	1,370,492
Wolters Kluwer NV	Commercial & Professional Services	10,900	1,446,933

			61,399,045

Norway – 0.7%
Norsk Hydro ASA	Materials	955,496	7,009,158
Orkla ASA	Food, Beverage & Tobacco	1,040	7,452

			7,016,610

Singapore – 2.1%
DBS Group Holdings, Ltd.	Banks	596,756	14,748,023

Domini Impact International Equity Fund

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

Country/Security	Industry	Shares	Value
Singapore (Continued)
United Overseas Bank, Ltd.	Banks	245,000	$5,204,079

			19,952,102

South Africa – 0.2%
Nedbank Group, Ltd.	Banks	202,966	2,342,844

			2,342,844

South Korea – 0.1%
LG Uplus Corp.	Telecommunication Services	154,300	1,272,723

			1,272,723

Spain – 2.8%
Acciona SA	Utilities	20,760	3,853,926
Banco Bilbao Vizcaya Argentaria SA	Banks	1,321,024	9,689,624
Banco de Sabadell SA	Banks	3,202,215	3,343,695
Banco Santander SA	Banks	2,168	7,631
CaixaBank SA	Banks	1,662,092	6,164,134
Corp. ACCIONA Energias Renovables SA (a)	Utilities	39,120	1,407,363
Merlin Properties Socimi SA	Equity Real Estate Investment Trusts (REITs)	128,600	1,139,222
Red Electrica Corp. SA	Utilities	84,100	1,531,964

			27,137,559

Sweden – 3.3%
Axfood AB	Consumer Staples Distribution & Retail	38,300	950,293
Essity AB, Class B	Household & Personal Products	318	9,635
Fastighets AB Balder, B Shares (a)	Real Estate Management & Development	241,800	1,125,535
H & M Hennes & Mauritz AB, Class B	Consumer Discretionary Distribution & Retail	510,683	7,485,405
Nibe Industrier AB, Class B	Capital Goods	620,579	6,947,054
Skanska AB, Class B	Capital Goods	123,600	2,021,225
SSAB AB, B Shares	Materials	568,600	3,842,389
Swedish Orphan Biovitrum AB (a)	Pharmaceuticals, Biotechnology & Life Sciences	156,425	3,805,862
Trelleborg AB, Class B	Capital Goods	223,935	5,625,852

			31,813,250

Switzerland – 7.5%
Baloise Holding AG	Insurance	39,868	6,702,123
Georg Fischer AG	Capital Goods	19,400	1,420,685
Novartis AG	Pharmaceuticals, Biotechnology & Life Sciences	410,953	42,217,451
PSP Swiss Property AG	Real Estate Management & Development	9,100	1,076,202
Swatch Group AG	Consumer Durables & Apparel	36,950	12,730,275
Swiss Life Holding AG	Insurance	12,167	8,065,196

			72,211,932

Taiwan – 0.9%
Cathay Financial Holding Co., Ltd.	Insurance	2,224,000	3,081,085
eMemory Technology, Inc.	Semiconductors & Semiconductor Equipment	13,000	777,292
Fubon Financial Holding Co., Ltd.	Insurance	1,202,900	2,316,665
Voltronic Power Technology Corp.	Capital Goods	17,300	994,751

Domini Impact International Equity Fund

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

Country/Security	Industry	Shares	Value
Taiwan (Continued)
Yang Ming Marine Transport Corp.	Transportation	592,000	$1,221,287

			8,391,080

Thailand – 1.4%
Bumrungrad Hospital PCL	Health Care Equipment & Services	713,100	4,970,139
Central Pattana PCL	Real Estate Management & Development	1,543,500	3,073,666
Delta Electronics Thailand PCL	Technology Hardware & Equipment	305,000	649,791
TMBThanachart Bank PCL	Banks	109,691,500	4,657,813

			13,351,409

Turkey – 0.5%
BIM Birlesik Magazalar AS	Consumer Staples Distribution & Retail	575,539	4,625,223

			4,625,223

United Kingdom – 12.8%
3i Group PLC	Financial Services	91,191	2,029,154
Abrdn PLC	Financial Services	752,900	2,017,809
Ashtead Group PLC	Commercial & Professional Services	43,600	2,514,107
AstraZeneca PLC	Pharmaceuticals, Biotechnology & Life Sciences	2,900	426,823
Auto Trader Group PLC	Media & Entertainment	845,646	6,763,414
Burberry Group PLC	Consumer Durables & Apparel	353,010	11,524,322
CNH Industrial NV	Capital Goods	1,273,800	17,958,861
Croda International PLC	Materials	57,100	5,017,372
DS Smith PLC	Materials	499,178	1,949,153
InterContinental Hotels Group PLC	Consumer Services	194,292	13,360,471
Investec PLC	Banks	241,200	1,344,739
J Sainsbury PLC	Consumer Staples Distribution & Retail	2,158,560	7,501,903
Johnson Matthey PLC	Materials	133,333	3,294,209
Marks & Spencer Group PLC (a)	Consumer Staples Distribution & Retail	2,265,868	4,688,856
Rightmove PLC	Media & Entertainment	1,421,102	10,287,271
Smiths Group PLC	Capital Goods	438,660	9,276,419
Travis Perkins PLC	Capital Goods	301,962	3,644,712
Unilever PLC	Household & Personal Products	237	13,198
Vodafone Group PLC	Telecommunication Services	17,124,371	20,570,971

			124,183,764

United States – 3.4%
GSK PLC	Pharmaceuticals, Biotechnology & Life Sciences	855,027	15,420,686
Samsonite International SA (a)	Consumer Durables & Apparel	1,523,600	4,827,897
Sanofi	Pharmaceuticals, Biotechnology & Life Sciences	120,602	13,021,837

			33,270,420

Total Investments – 98.7% (Cost $873,447,620)			955,403,276
Other Assets, less liabilities – 1.3%			12,583,511

Net Assets – 100.0%			$967,986,787

(a)	Non-income producing security.

Domini Impact International Equity Fund

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

Abbreviations

ADR — American Depositary Receipt

See Notes to Portfolio of Investments

Domini Impact Equity Fund

Domini International Opportunities Fund

Domini Sustainable Solutions Fund

Domini Impact International Equity Fund

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2023 (Unaudited)

1. ORGANIZATION

The Domini Investment Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Investment Trust comprises five separate series: Domini Impact Equity Fund, Domini International Opportunities Fund, Domini Sustainable Solutions Fund, Domini Impact International Equity Fund and Domini Impact Bond Fund (each the “Fund,” collectively the “Funds”). The Portfolio of Investments of the Domini Impact Bond Fund are included elsewhere in this report. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Domini Impact Equity Fund offers four classes of shares: Investor shares, Class A shares, Institutional shares, and Class Y shares. The Domini International Opportunities Fund offers two classes of shares: Investor shares and Institutional shares. The Domini Sustainable Solutions Fund offers two classes of shares: Investor shares and Institutional shares. The Domini Impact International Equity Fund offers four classes of shares: Investor shares, Class A shares, Institutional shares, and Class Y shares. The Investor shares, Institutional shares and Class Y shares are sold at their offering price, which is net asset value. The Class A shares are sold with a front-end sales charge (load) of up to 4.75%.

All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, directly attributable to that class. The Funds seek to provide their shareholders with long-term total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are generally valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the ’NOCP’). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price.

Securities for which market quotations are not readily available or are considered to be unreliable are valued at fair value as determined in good faith by Domini Impact Investments LLC (Domini), the Funds’ valuation designee.

Effective September 8, 2022, Domini was designated as the Funds’ valuation designee in accordance with Rule 2a-5 under the 1940 Act, with responsibility for fair valuation, subject to oversight by the Funds’ Board of Trustees.

The Domini International Opportunities Fund, Domini Sustainable Solutions Fund and Domini Impact International Equity Fund may invest primarily in the stocks of non-U.S. companies. Non-U.S. equity securities are valued on the basis of their most recent closing market prices at 4 p.m. Eastern Time on each day that the NYSE is open for trading except under the circumstances described herein. Most non-U.S. markets close before 4 p.m. Eastern Time. If Domini determines that developments between the close of the non-U.S. market and 4 p.m. EasternTime will, in its judgment, materially affect the value of some or all of the Fund’s securities, it will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4p.m. Eastern Time. In deciding whether to make these adjustments, Domini reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Domini may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. Outside pricing services approved by Domini may be used to provide closing market prices and information used for adjusting those prices. The fair value for a foreign security reported on by such service with a confidence level approved by Domini generally shall be the value provided by such service.

The valuation designee follows a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the valuation designee’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the valuation designee’s own assumptions in determining the fair value of investments)

Domini Impact Equity Fund

Domini International Opportunities Fund

Domini Sustainable Solutions Fund

Domini Impact International Equity Fund

NOTES TO PORTFOLIO OF INVESTMENTS (continued)

April 30, 2023 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used by the Domini Impact Equity Fund, as of April 30, 2023, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Communication Services	$73,228,393	$—	$—	$73,228,393
Consumer Discretionary	85,064,382	—	—	85,064,382
Consumer Staples	62,482,416	—	—	62,482,416
Financials	107,364,476	—	—	107,364,476
Health Care	129,631,733	—	—	129,631,733
Industrials	63,211,271	—	—	63,211,271
Information Technology	272,341,751	—	—	272,341,751
Materials	22,087,681	—	—	22,087,681
Real Estate	22,902,769	—	—	22,902,769
Utilities	6,248,096	—	—	6,248,096

Total	$844,562,968	$—	$—	$844,562,968

The following is a summary of the inputs used by the Domini International Opportunities Fund, as of April 30, 2023, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Australia	$—	$481,827	$—	$481,827
Austria	—	62,311	—	62,311
Belgium	—	103,738	—	103,738
Canada	346,236	—	—	346,236
China	—	190,231	—	190,231
Denmark	—	1,242,132	—	1,242,132
Finland	—	252,654	—	252,654
France	—	1,859,394	—	1,859,394
Germany	—	1,984,486	—	1,984,486
Hong Kong	—	585,341	—	585,341
Ireland	—	249,513	—	249,513
Italy	—	252,657	—	252,657
Japan	—	4,346,353	—	4,346,353
Luxembourg	—	27,083	—	27,083
Netherlands	—	1,664,461	—	1,664,461
New Zealand	—	29,362	—	29,362

Domini Impact Equity Fund

Domini International Opportunities Fund

Domini Sustainable Solutions Fund

Domini Impact International Equity Fund

NOTES TO PORTFOLIO OF INVESTMENTS (continued)

April 30, 2023 (Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Norway	—	77,820	—	77,820
Singapore	—	239,233	—	239,233
South Africa	28,229	39,882	—	68,111
Spain	—	572,453	—	572,453
Sweden	19,136	729,835	—	748,971
Switzerland	67,260	1,747,418	—	1,814,678
United Kingdom	—	2,217,172	—	2,217,172
United States	1,143,826	820,715	—	1,964,541

Total	$1,604,687	$19,776,071	$—	$21,380,758

The following is a summary of the inputs used by the Domini Sustainable Solutions Fund, as of April 30, 2023, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Communication Services	$697,215	$—	$—	$697,215
Consumer Discretionary	1,608,030	965,919	—	2,573,949
Consumer Staples	537,200	570,245	—	1,107,445
Financials	810,274	2,435,425	—	3,245,699
Health Care	4,306,170	1,798,832	—	6,105,002
Industrials	1,732,187	3,823,031	—	5,555,218
Information Technology	6,332,117	833,680	—	7,165,797
Real Estate	1,331,309	—	—	1,331,309
Utilities	—	585,536	—	585,536

Total	$17,354,502	$11,012,668	$—	$28,367,170

The following is a summary of the inputs used by the Domini Impact International Equity Fund, as of April 30, 2023, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Australia	$—	$56,606,508	$—	$56,606,508
Austria	—	836,512	—	836,512
Belgium	—	7,810,708	—	7,810,708

Domini Impact Equity Fund

Domini International Opportunities Fund

Domini Sustainable Solutions Fund

Domini Impact International Equity Fund

NOTES TO PORTFOLIO OF INVESTMENTS (continued)

April 30, 2023 (Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Brazil	13,061,679	—	—	13,061,679
China	—	12,743,484	—	12,743,484
Denmark	—	48,912,662	—	48,912,662
Finland	—	5,486,304	—	5,486,304
France	—	67,070,918	—	67,070,918
Germany	—	55,007,363	—	55,007,363
Hong Kong	—	9,951,341	—	9,951,341
Hungary	—	2,426,916	—	2,426,916
India	—	15,015	—	15,015
Ireland	2,267,307	16,173,098	—	18,440,405
Israel	4,717,660	—	—	4,717,660
Italy	—	26,509,369	—	26,509,369
Japan	—	206,767,477	—	206,767,477
Mexico	12,070,994	—	—	12,070,994
Netherlands	—	61,399,045	—	61,399,045
Norway	—	7,016,610	—	7,016,610
Singapore	—	19,952,102	—	19,952,102
South Africa	2,342,844	—	—	2,342,844
South Korea	—	1,272,723	—	1,272,723
Spain	—	27,137,559	—	27,137,559
Sweden	—	31,813,250	—	31,813,250
Switzerland	—	72,211,932	—	72,211,932
Taiwan	—	8,391,080	—	8,391,080
Thailand	—	13,351,409	—	13,351,409
Turkey	—	4,625,223	—	4,625,223
United Kingdom	—	124,183,764	—	124,183,764
United States	—	33,270,420	—	33,270,420

Total	$34,460,484	$920,942,792	$—	$955,403,276

Domini Impact Bond Fund

Portfolio of Investments

April 30, 2023 (Unaudited)

Security	Principal Amount*	Value
Long Term Investments – 113.9%
Mortgage Backed Securities – 50.7%
Agency Collateralized Mortgage Obligations – 7.7%
CHNGE Mortgage Trust
Series 2022-2, Class A1, 3.757%, 3/25/67 (a)(b)	602,947	$570,253
Series 2022-4, Class A1, 6.000%, 10/25/57 (a)(c)	548,349	540,672
Series 2023-1, Class A1, 7.065%, 3/25/58 (a)(c)	519,504	520,059
Federal Home Loan Mortgage Corp.
Series 3768, Class CB, 3.500%, 12/15/25	51,886	50,837
Series 3800, Class CB, 3.500%, 2/15/26	89,831	88,075
Series 3806, Class L, 3.500%, 2/15/26	331,754	324,951
Series 3877, Class LM, 3.500%, 6/15/26	203,594	199,523
Series 4961, Class JB, 2.500%, 12/15/42	184,891	169,448
Federal National Mortgage Association
Series 2012-120, Class ZB, 3.500%, 11/25/42	447,438	422,649
Series 2012-17, Class BC, 3.500%, 3/25/27	285,280	278,743
Series 2017-105, Class ZE, 3.000%, 1/25/48	941,127	772,600
Series 2020-1, Class AC, 3.500%, 8/25/58	235,556	228,334
Series 2020-1, Class L, 2.500%, 2/25/50	1,246,009	876,117
Federal National Mortgage Association Connecticut Avenue Securities
Series 2016-C07, Class 2M2, 9.370%, (1 Month USD-LIBOR + 4.35%), 5/25/29 (b)	84,744	88,187
Series 2017-C01, Class 1M2, 8.570%, (1 Month USD-LIBOR + 3.55%), 7/25/29 (b)	50,565	51,924
Freddie Mac Multiclass Certificates
Series 2021-ML12, Class XUS, 1.302%, 7/25/41 (b)	1,190,042	121,396
Series 2021-P011, Class X1, 1.788%, 9/25/45 (b)	2,221,356	279,443
Freddie Mac Multifamily Structured Pass Through Certificates
Series K103, Class X1, 0.757%, 11/25/29 (b)	8,899,700	307,547
Series K111, Class X1, 1.681%, 5/25/30 (b)	1,446,503	125,756
Series K112, Class X1, 1.537%, 5/25/30 (b)	1,499,017	120,291
Series K113, Class X1, 1.483%, 6/25/30 (b)	2,536,348	194,147
Series K114, Class X1, 1.211%, 6/25/30 (b)	2,343,518	149,412
Series K119, Class X1, 1.024%, 9/25/30 (b)	4,954,985	267,075
Series K121, Class X1, 1.119%, 10/25/30 (b)	657,441	38,102
Series K122, Class X1, 0.972%, 11/25/30 (b)	363,223	18,616
Series K124, Class X1, 0.811%, 12/25/30 (b)	1,464,474	64,003
Series K740, Class X1, 0.834%, 9/25/27 (b)	1,284,328	34,643
Series KG03, Class X1, 1.481%, 6/25/30 (b)	3,195,519	240,040
Series KG04, Class X1, 0.938%, 11/25/30 (b)	2,415,224	118,704
Series KG05, Class X1, 0.402%, 1/25/31 (b)	2,465,000	49,206
Series KG06, Class X1, 0.626%, 10/25/31 (b)	2,297,218	80,943
Series KSG1, Class X1, 1.254%, 9/25/30 (b)	4,052,591	261,153
Series Q014, Class X, 2.791%, 10/25/55 (b)	2,093,655	389,514

Domini Impact Bond Fund

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

Security	Principal Amount*	Value
Agency Collateralized Mortgage Obligations (Continued)
FREMF Mortgage Trust
Series 2017-K64, Class B, 4.133%, 5/25/50 (a)(b)	70,000	$66,837
Series 2017-K65, Class B, 4.218%, 7/25/50 (a)(b)	155,000	148,266
Series 2017-K66, Class B, 4.176%, 7/25/27 (a)(b)	136,000	129,830
Series 2017-K67, Class B, 4.081%, 9/25/49 (a)(b)	85,000	80,767
Series 2017-K67, Class C, 4.081%, 9/25/49 (a)(b)	100,000	93,950
Series 2017-K68, Class B, 3.974%, 10/25/49 (a)(b)	90,000	85,178
Series 2017-K69, Class C, 3.854%, 10/25/49 (a)(b)	40,000	37,225
Series 2017-K71, Class B, 3.881%, 11/25/50 (a)(b)	220,000	207,113
Series 2017-K71, Class C, 3.881%, 11/25/50 (a)(b)	65,000	60,465
Series 2017-K725, Class B, 4.037%, 2/25/50 (a)(b)	100,000	97,989
Series 2017-K726, Class B, 4.146%, 7/25/49 (a)(b)	175,000	171,214
Series 2017-K729, Class B, 3.799%, 11/25/49 (a)(b)	250,000	241,875
Series 2017-K729, Class C, 3.799%, 11/25/49 (a)(b)	90,000	86,784
Series 2018-K154, Class B, 4.162%, 11/25/32 (a)(b)	67,000	59,083
Series 2018-K77, Class B, 4.303%, 5/25/51 (a)(b)	1,070,000	1,021,818
Series 2018-K85, Class C, 4.464%, 12/25/50 (a)(b)	550,000	519,147
Series 2018-KW07, Class B, 4.223%, 10/25/31 (a)(b)	461,000	389,720
Series 2019-K100, Class C, 3.615%, 11/25/52 (a)(b)	700,000	619,578
Series 2019-K103, Class B, 3.574%, 12/25/51 (a)(b)	525,000	471,540
Series 2019-K736, Class C, 3.886%, 7/25/26 (a)(b)	400,000	378,374
Series 2019-K95, Class B, 4.055%, 8/25/52 (a)(b)	500,000	463,768
Series 2019-K95, Class C, 4.055%, 8/25/52 (a)(b)	307,000	280,365
Series 2019-K97 , Class C, 3.896%, 9/25/51 (a)(b)	204,000	184,432
Series 2019-K99, Class B, 3.765%, 10/25/52 (a)(b)	565,000	512,923
Series 2020-K104, Class B, 3.663%, 2/25/52 (a)(b)	520,000	467,179
GCAT Trust, Series CM2, Class A1, 2.352%, 8/25/66 (a)(b)	344,856	315,041
Government National Mortgage Association
Series 2019-132, Class NZ, 3.500%, 10/20/49	364,497	278,468
Series 2021-66, Class PY, 2.000%, 3/20/50	1,885,902	1,155,545
Series 2022-136, Class KZ, 4.000%, 8/20/52	594,207	487,672
STACR Trust, Series 2018-HRP1, Class M2, 6.670%, (1 Month USD-LIBOR + 1.65%), 4/25/43 (a)(b)	182	182

		17,154,691

Commercial Mortgage-Backed Securities – 8.0%
245 Park Avenue Trust, Series 2017-245P, Class A, 3.508%, 6/5/37 (a)	800,000	714,096
Bank
Series 2017-BNK8, Class ASB, 3.314%, 11/15/50	134,286	128,387
Series 2019-BN18, Class XA, 1.035%, 5/15/62 (b)	2,119,436	89,452
Series 2019-BN24, Class XA, 0.755%, 11/15/62 (b)	5,487,947	189,066
Series 2020-BN28, Class XA, 1.879%, 3/15/63 (b)	1,890,005	184,659

Domini Impact Bond Fund

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

Security	Principal Amount*	Value
Commercial Mortgage-Backed Securities (Continued)
Benchmark Mortgage Trust
Series 2019-B10, Class XA, 1.381%, 3/15/62 (b)	2,315,555	$115,426
Series 2020-B18, Class XA, 1.913%, 7/15/53 (b)	502,487	38,091
Series 2020-B22, Class XA, 1.629%, 1/15/54 (b)	882,658	77,578
BWAY Mortgage Trust
Series 2013-1515, Class A1, 2.809%, 3/10/33 (a)	48,220	46,086
Series 2013-1515, Class A2, 3.454%, 3/10/33 (a)	1,000,000	937,517
BX Commercial Mortgage Trust, Series AHP, Class A, 5.880%, (1 Month USD SOFR CME + 0.990%), 1/17/39 (a)(b)	1,465,000	1,425,619
BX Trust
Series 2022-CLS, Class A, 5.760%, 10/13/27 (a)	892,000	874,854
Series 2022-CLS, Class B, 6.300%, 10/13/27 (a)	375,000	368,722
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.871%, 11/10/31 (a)(b)	800,000	778,294
COMM Mortgage Trust
Series 2015-LC19, Class A4, 3.183%, 2/10/48	291,000	278,761
Series 2020-CX, Class A, 2.173%, 11/10/46 (a)	825,000	658,714
Series 2020-CX, Class B, 2.446%, 11/10/46 (a)	524,000	414,953
Series 2020-CX, Class C, 2.773%, 11/10/46 (a)(b)	100,000	78,592
Series 2020-CX, Class D, 2.773%, 11/10/46 (a)(b)	100,000	74,953
Series 2020-SBX, Class A, 1.670%, 1/10/38 (a)	595,000	521,176
DBJPM Mortgage Trust, Series 2020-C9, Class XA, 1.825%, 9/15/53 (b)	640,678	42,728
DC Office Trust, Series 2019-MTC, Class A, 2.965%, 9/15/45 (a)	1,030,000	844,177
Grace Trust, Series 2020-GRCE, Class A, 2.347%, 12/10/40 (a)	925,000	727,663
Hudson Yards Mortgage Trust
Series 2016-10HY, Class A, 2.835%, 8/10/38 (a)	915,000	823,060
Series 2019-30HY, Class A, 3.228%, 7/10/39 (a)	700,000	612,758
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2021-NYAH, Class G, 7.588%, (1 Month USD-LIBOR + 2.64%), 6/15/38 (a)(b)	655,000	579,428
Series 2022-OPO, Class A, 3.024%, 1/5/39 (a)	2,150,000	1,783,435
Life Mortgage Trust, Series 2021-BMR, Class D, 6.404%, (1 Month USD SOFR CME + 1.514%), 3/15/38 (a)(b)	117,957	112,855
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12, Class A4, 4.259%, 10/15/46 (b)	300,000	297,954
Series 2014-C15, Class A4, 4.051%, 4/15/47	300,000	295,568
Series 2014-C19, Class A4, 3.526%, 12/15/47	180,167	173,564
SLG Office Trust
Series OVA, Class B, 2.707%, 7/15/41 (a)	445,000	352,321
Series OVA, Class C, 2.851%, 7/15/41 (a)	835,000	646,438
STWD 2021-LIH Mortgage Trust, Series LIH, Class E, 7.851%, (1 Month USD-LIBOR + 2.903%), 11/15/36 (a)(b)	955,000	888,544
SUMIT Mortgage Trust, Series 2022-BVUE, Class A, 2.789%, 2/12/41 (a)	1,615,000	1,315,991

Domini Impact Bond Fund

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

Security	Principal Amount*	Value
Commercial Mortgage-Backed Securities (Continued)
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.617%, 9/15/57	340,000	$325,099

		17,816,579

Federal Home Loan Mortgage Corporation – 0.8%
Federal Home Loan Mortgage Corp.
2.500%, 8/1/27	16,643	16,047
2.500%, 11/1/27	43,314	41,748
3.000%, 1/1/27	58,169	56,595
3.000%, 7/1/42	21,132	19,456
3.000%, 5/1/45	195,286	179,787
3.009%, (12 Month USD-LIBOR + 1.627%), 10/1/43 (b)	32,539	32,137
3.500%, 12/1/32	98,985	96,459
3.500%, 6/1/48	368,660	347,636
4.000%, 2/1/37	39,186	38,350
4.000%, 8/1/39	21,149	20,696
4.000%, 10/1/39	42,063	41,163
4.000%, 10/1/39	39,814	38,963
4.000%, 11/1/39	18,277	17,886
4.000%, 10/1/40	63,142	61,898
4.000%, 11/1/40	54,205	53,046
4.000%, 11/1/40	9,485	9,264
4.000%, 11/1/40	7,392	7,236
4.000%, 12/1/40	25,668	25,119
4.000%, 6/1/41	5,547	5,441
4.500%, 4/1/35	53,872	53,940
4.500%, 9/1/35	77,293	77,454
4.500%, 7/1/36	53,356	53,522
4.500%, 6/1/39	95,409	95,727
4.500%, 9/1/40	13,811	13,857
4.500%, 2/1/41	29,002	29,099
5.000%, 8/1/33	9,514	9,689
5.000%, 10/1/33	4,228	4,270
5.000%, 4/1/35	10,924	11,126
5.000%, 7/1/35	74,663	76,040
5.000%, 7/1/35	12,357	12,585
5.000%, 1/1/37	46,327	47,182
5.000%, 7/1/40	30,458	30,948
5.000%, 4/1/41	27,630	28,075
5.500%, 12/1/36	46,165	47,859
5.500%, 8/1/40	65,354	67,754
6.000%, 8/1/36	7,598	7,936

Domini Impact Bond Fund

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

Security	Principal Amount*	Value
Federal Home Loan Mortgage Corporation (Continued)
6.000%, 7/1/39	38,738	$40,353

		1,816,343

Federal National Mortgage Association – 30.0%
Federal National Mortgage Association
2.000%, 10/1/27	60,091	57,400
2.000%, 1/1/28	57,355	54,594
2.000%, 2/1/52	4,780,725	3,986,129
2.000%, 3/1/52	4,548,894	3,818,022
2.500%, 6/1/24	25,262	24,876
2.500%, 11/1/31	42,725	40,213
2.500%, 12/1/31	12,758	12,008
2.500%, 12/1/43	70,334	61,883
2.500%, 4/1/45	117,322	103,219
2.500%, 12/1/51	5,245,475	4,538,787
2.500%, 12/1/51	3,004,567	2,611,006
3.000%, 8/1/46	27,582	25,138
3.000%, 10/1/46	505,235	461,931
3.000%, 11/1/46	613,633	557,254
3.000%, 12/1/46	236,119	214,214
3.000%, 1/1/52	2,765,795	2,484,487
3.000%, 2/1/52	4,897,967	4,414,707
3.000%, 6/1/52	4,796,562	4,345,731
3.500%, 12/1/31	4,724	4,645
3.500%, 1/1/32	77,938	76,631
3.500%, 1/1/32	46,880	46,094
3.500%, 10/1/32	62,360	60,698
3.500%, 6/1/46	351,589	331,737
3.500%, 1/1/48	198,310	186,772
3.867%, (12 Month USD-LIBOR + 1.58%), 5/1/44 (b)	11,833	11,688
4.000%, 11/1/30	8,538	8,327
4.000%, 10/1/33	54,351	53,003
4.000%, 12/1/36	15,769	15,416
4.000%, 8/1/39	20,667	20,204
4.000%, 10/1/39	14,547	14,221
4.000%, 12/1/39	19,302	18,870
4.000%, 1/1/40	174,427	170,521
4.000%, 3/1/40	21,247	20,771
4.000%, 8/1/40	42,464	41,513
4.000%, 8/1/40	7,414	7,248
4.000%, 10/1/40	96,046	94,054
4.000%, 10/1/40	13,552	13,249

Domini Impact Bond Fund

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

Security	Principal Amount*	Value
Federal National Mortgage Association (Continued)
4.000%, 11/1/40	13,714	$13,411
4.000%, 11/1/40	10,898	10,654
4.000%, 12/1/40	35,248	34,892
4.000%, 2/1/41	33,039	32,299
4.000%, 10/1/49	2,248,165	2,168,962
4.500%, 8/1/35	15,455	15,454
4.500%, 8/1/36	8,593	8,591
4.500%, 8/1/38	36,481	36,563
4.500%, 3/1/39	51,863	51,981
4.500%, 9/1/39	17,213	17,251
4.500%, 2/1/40	25,474	25,531
4.500%, 8/1/40	52,077	52,195
4.500%, 1/1/41	16,009	16,045
4.500%, 9/1/41	32,659	32,733
5.000%, 10/1/39	1,998	2,028
5.500%, 8/1/37	31,020	32,123
6.000%, 12/1/35	16,826	17,262
6.000%, 3/1/36	108,302	116,290
6.000%, 6/1/36	35,267	36,725
6.000%, 8/1/37	9,427	9,789
6.000%, 3/1/38	18,484	19,326
TBA 30 Yr, 2.000%, 5/11/53 (d)	4,800,000	3,982,548
TBA 30 Yr, 2.500%, 5/11/53 (d)	4,177,000	3,608,050
TBA 30 Yr, 3.500%, 3/25/53 (d)	1,700,000	1,577,512
TBA 30 Yr, 4.000%, 6/25/52 (d)	5,800,000	5,536,961
TBA 30 Yr, 4.500%, 5/12/52 (d)	15,230,000	14,859,364
TBA 30 Yr, 5.000%, 5/11/53 (d)	2,000,000	1,985,391
TBA 30 Yr, 5.500%, 5/11/53 (d)	3,630,000	3,655,665

		66,962,857

Government National Mortgage Association – 4.2%
Government National Mortgage Association
TBA 30 Yr, 2.500%, 5/18/53 (d)	2,200,000	1,942,791
TBA 30 Yr, 3.500%, 3/20/52 (d)	5,300,000	4,970,920
TBA 30 Yr, 4.000%, 5/18/53 (d)	1,600,000	1,536,375
TBA 30 Yr, 4.500%, 5/18/53 (d)	900,000	881,367

		9,331,453

Total Mortgage Backed Securities (Cost $120,436,264)		113,081,923

Corporate Bonds and Notes – 28.5%
Communications – 2.9%
Alibaba Group Holding, Ltd., 2.800%, 6/6/23	200,000	199,528

Domini Impact Bond Fund

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

Security	Principal Amount*	Value
Communications (Continued)
AT&T, Inc., 2.750%, 6/1/31	1,285,000	$1,106,961
Axian Telecom, 7.375%, 2/16/27 (a)	445,000	405,840
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.484%, 10/23/45	1,325,000	1,227,342
Comcast Corp., 4.650%, 2/15/33	1,150,000	1,164,070
Cox Communications, Inc.
3.150%, 8/15/24 (a)	57,000	55,552
3.850%, 2/1/25 (a)	10,000	9,765
Millicom International Cellular SA, 4.500%, 4/27/31 (a)	950,000	735,821
Paramount Global
2.900%, 1/15/27	400,000	368,068
4.950%, 1/15/31	985,000	915,043
Vodafone Group PLC
4.375%, 2/19/43	70,000	59,265
6.150%, 2/27/37	185,000	198,755

		6,446,010

Consumer, Cyclical – 1.2%
General Motors Co., 5.400%, 10/15/29	1,200,000	1,184,267
Toll Brothers Finance Corp., 4.350%, 2/15/28	600,000	571,683
YMCA of Greater New York
2.303%, 8/1/26	765,000	692,801
Series 2020, 3.230%, 8/1/32	375,000	307,438

		2,756,189

Consumer, Non-cyclical – 7.3%
Advocate Health & Hospitals Corp.
Series 2020, 2.211%, 6/15/30	325,000	276,977
3.829%, 8/15/28	1,115,000	1,082,211
Beth Israel Lahey Health, Inc., 2.220%, 7/1/28	1,400,000	1,205,338
Bon Secours Mercy Health, Inc., 1.350%, 6/1/25	155,000	144,010
Boston Medical Center Corp., 4.519%, 7/1/26	705,000	687,673
CommonSpirit Health, 2.782%, 10/1/30	185,000	158,919
Conservation Fund A Nonprofit Corp. (The), 3.474%, 12/15/29	800,000	692,237
Dignity Health, 5.267%, 11/1/64	250,000	239,046
ERAC USA Finance LLC, 3.850%, 11/15/24 (a)	500,000	490,716
Hologic, Inc., 3.250%, 2/15/29 (a)	570,000	512,997
Howard University
Series 2020, 1.991%, 10/1/25 (Insurer AGM)	120,000	111,319
Series 2020, 2.657%, 10/1/26 (Insurer AGM)	100,000	92,323
Series 2020, 3.476%, 10/1/41 (Insurer AGM)	865,000	670,946
Series 22A, 5.209%, 10/1/52 (Insurer AGM)	470,000	390,997
John D and Catherine T MacArthur Foundation, 1.299%, 12/1/30	1,440,000	1,169,802
Kaiser Foundation Hospitals, 3.150%, 5/1/27	185,000	175,991

Domini Impact Bond Fund

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

Security	Principal Amount*	Value
Consumer, Non-cyclical (Continued)
Leland Stanford Junior University, 4.249%, 5/1/54	1,200,000	$1,138,419
Mount Sinai Hospitals Group, Inc., 3.831%, 7/1/35	1,400,000	1,232,932
PeaceHealth Obligated Group, 1.375%, 11/15/25	1,000,000	911,925
President & Fellows of Harvard College, 3.300%, 7/15/56	1,125,000	882,557
Providence St Joseph Health Obligated Group, 5.403%, 10/1/33	910,000	912,601
Royalty Pharma PLC
2.150%, 9/2/31	350,000	278,851
3.300%, 9/2/40	1,250,000	910,905
Stanford Health Care, 3.310%, 8/15/30	595,000	548,170
Thomas Jefferson University, 3.847%, 11/1/57	700,000	540,025
William Marsh Rice University, 3.774%, 5/15/55	1,000,000	884,140

		16,342,027

Energy – 0.9%
Greenko Dutch BV, 3.850%, 3/29/26 (a)	855,400	774,137
Vena Energy Capital Pte, Ltd., 3.133%, 2/26/25 (e)	1,380,000	1,304,510

		2,078,647

Financial – 10.8%
Air Lease Corp., 3.625%, 12/1/27	500,000	463,432
American International Group, Inc., 3.900%, 4/1/26	190,000	185,507
American Tower Corp.
3.375%, 5/15/24	235,000	229,851
5.000%, 2/15/24	362,000	361,231
AXA SA, 8.600%, 12/15/30	400,000	484,498
Banco do Brasil SA, 6.250%, 4/18/30 (a)	705,000	701,827
Bank of America Corp., 2.456%, (3 Month USD-LIBOR + 0.87%), 10/22/25 (b)	545,000	520,757
Bank of Ireland Group PLC
6.253%, (1-Yr. CMT + 2.65%), 9/16/26 (a)(b)	1,200,000	1,209,116
6.253%, (1-Yr. CMT + 2.65%), 9/16/26 (b)(e)	465,000	468,533
BlueHub Loan Fund, Inc., 2.890%, 1/1/27	600,000	530,299
BNP Paribas SA
3.800%, 1/10/24 (a)	245,000	241,425
4.375%, (3 Month EUR-EURIBOR + 1.45%), 1/13/29 (b)(e)	1,000,000	1,114,478
Boston Properties L.P., 3.650%, 2/1/26	430,000	400,783
BPCE SA, 4.875%, 4/1/26 (a)	500,000	484,097
Brandywine Operating Partnership L.P., 4.550%, 10/1/29	500,000	361,482
Brighthouse Financial, Inc., 5.625%, 5/15/30	1,500,000	1,463,592
Citigroup, Inc.
1.678%, (SOFR + 1.667%), 5/15/24 (b)	1,000,000	998,521
2.561%, (SOFR + 1.167%), 5/1/32 (b)	500,000	414,741
3.352%, (3 Month USD SOFR CME + 1.158%), 4/24/25 (b)	475,000	464,263
4.412%, (SOFR + 3.914%), 3/31/31 (b)	750,000	717,081

Domini Impact Bond Fund

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

Security	Principal Amount*	Value
Financial (Continued)
Credit Agricole SA, 4.125%, 1/10/27 (a)	1,000,000	$968,676
Discover Financial Services, 3.750%, 3/4/25	325,000	311,388
ING Groep NV, 4.625%, 1/6/26 (a)	750,000	739,973
Kreditanstalt fuer Wiederaufbau, 0.000%, 6/29/37	6,000,000	3,534,626
Morgan Stanley
Series MTN, 2.511%, (SOFR + 1.200%), 10/20/32 (b)	1,000,000	820,732
Series GMTN, 2.699%, (SOFR + 1.143%), 1/22/31 (b)	640,000	551,962
Norinchukin Bank/The, 5.430%, 3/9/28 (a)	1,070,000	1,103,191
Nuveen Finance LLC, 4.125%, 11/1/24 (a)	160,000	155,984
Regency Centers L.P., 3.750%, 6/15/24	300,000	293,373
Reinsurance Group of America, Inc., 4.700%, 9/15/23	164,000	163,551
Scentre Group Trust 1/Scentre Group Trust 2, 4.375%, 5/28/30 (a)	615,000	583,837
Sumitomo Mitsui Trust Bank, Ltd., 1.550%, 3/25/26 (a)	1,500,000	1,365,767
U.S. Bancorp, 3.600%, 9/11/24	493,000	480,104
USAA Capital Corp., 2.125%, 5/1/30 (a)	885,000	745,391
Ventas Realty L.P., 3.500%, 2/1/25	500,000	482,800
Yuzhou Group Holdings Co., Ltd., 6.350%, 1/13/27 (e)	255,000	18,855

		24,135,724

Government – 1.1%
European Investment Bank, 0.750%, 9/23/30	3,000,000	2,461,099

		2,461,099

Industrial – 1.4%
HTA Group, Ltd., 7.000%, 12/18/25 (e)	500,000	472,138
Klabin Austria GmbH, 5.750%, 4/3/29 (a)	905,000	884,533
Nature Conservancy (The), 1.154%, 7/1/27	430,000	380,577
StoneCo, Ltd., 3.950%, 6/16/28 (b)(e)	1,200,000	909,564
WRKCo, Inc., 3.000%, 9/15/24	375,000	363,885

		3,010,697

Technology – 1.3%
Apple, Inc., 2.650%, 5/11/50	300,000	213,259
Black Knight InfoServ LLC, 3.625%, 9/1/28 (a)	200,000	181,000
Broadcom, Inc.
3.187%, 11/15/36 (a)	852,000	647,851
4.150%, 11/15/30	1,200,000	1,115,011
Microsoft Corp., 3.041%, 3/17/62	1,000,000	753,341

		2,910,462

Utilities – 1.6%
Aegea Finance Sarl, 6.750%, 5/20/29 (a)	1,200,000	1,115,100
Clearway Energy Operating LLC, 3.750%, 2/15/31 (a)	560,000	479,769
Interchile SA, 4.500%, 6/30/56 (a)	1,315,000	1,078,760

Domini Impact Bond Fund

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

Security	Principal Amount*	Value
Utilities (Continued)
Investment Energy Resources, Ltd., 6.250%, 4/26/29 (a)	925,000	$856,620

		3,530,249

Total Corporate Bonds and Notes (Cost $71,293,222)		63,671,104

U.S. Government Agency Obligations – 19.3%
Federal Farm Credit Banks Funding Corp.
2.625%, 10/15/49	3,250,000	2,311,569
2.780%, 11/2/37	1,800,000	1,523,086
3.430%, 4/6/45	1,000,000	846,349
3.660%, 3/7/44	974,000	826,302
4.500%, 3/2/26	5,000,000	5,069,966
Federal Home Loan Banks
0.900%, 2/26/27	3,000,000	2,664,587
2.375%, 3/14/25	2,710,000	2,616,311
3.250%, 11/16/28	5,000,000	4,911,071
4.125%, 3/13/26	3,500,000	3,516,406
Federal Home Loan Mortgage Corp. , 1.500%, 2/12/25	5,600,000	5,337,502
Federal National Mortgage Association
0.750%, 10/8/27	5,000,000	4,415,604
0.875%, 8/5/30	8,000,000	6,568,828
5.625%, 7/15/37	2,000,000	2,356,643

Total U.S. Government Agency Obligations (Cost $47,649,884)		42,964,224

Municipal Bonds – 7.9%
Colorado Health Facilities Authority, 4.480%, 12/1/40	940,000	795,315
Commonwealth of Massachusetts, 4.110%, 7/15/31	1,850,000	1,836,397
Cook County Community High School District No. 228, IL, 5.019%, 12/1/41 (Insurer AGM)	435,000	429,209
County of Riverside, CA
2.963%, 2/15/27	670,000	632,294
3.070%, 2/15/28	670,000	626,426
District of Columbia, (Ingleside at Rock Creek)
3.432%, 4/1/42	430,000	356,696
4.125%, 7/1/27	425,000	409,405
Florida Development Finance Corp., 4.009%, 4/1/40	925,000	801,807
Illinois Finance Authority, 3.510%, 5/15/41	1,000,000	779,067
Lancaster County Hospital Authority, PA, (Brethren Village)
5.000%, 7/1/24	165,000	164,473
5.000%, 7/1/25	135,000	134,091
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 3.968%, 7/1/27	205,000	200,582

Domini Impact Bond Fund

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

Security	Principal Amount*		Value
Municipal Bonds (Continued)
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.000%, 10/1/27	100,000		$98,921
Massachusetts Educational Financing Authority
1.921%, 7/1/27	615,000		547,786
2.305%, 7/1/29	1,000,000		858,734
2.306%, 7/1/25	200,000		189,137
3.911%, 7/1/25	125,000		122,276
Metropolitan Government of Nashville and Davidson County, TN, (Vanderbilt University), 3.235%, 7/1/52	800,000		536,170
New Jersey Educational Facilities Authority, 3.958%, 7/1/48 (Insurer AGM)	1,000,000		772,492
New York Transportation Development Corp., 4.248%, 9/1/35	500,000		490,383
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), 3.473%, 7/1/28	500,000		468,712
Oklahoma Development Finance Authority, (OU Medicine)
4.650%, 8/15/30 (Insurer AGM)	130,000		121,502
5.450%, 8/15/28	770,000		654,971
Oklahoma State University, 3.427%, 9/1/36	100,000		87,571
Oregon State University, 3.424%, 3/1/60 (Insurer BAM)	1,000,000		766,152
Pennsylvania Industrial Development Authority, 3.556%, 7/1/24 (a)	271,000		267,710
Pennsylvania State University/The, 2.840%, 9/1/50	895,000		652,241
Redevelopment Authority of the City of Philadelphia, 2.339%, 9/1/30	1,000,000		856,561
Regents of the University of California Medical Center Pooled Revenue, 3.706%, 5/15/20	900,000		638,071
Sacramento, CA, 5.730%, 8/15/23 (Insurer NATL)	99,189		99,210
San Bernardino County, CA, Pension Obligation Revenue, 6.020%, 8/1/23 (Insurer AGM)	80,000		80,117
Southern Ohio Port Authority, 6.500%, 12/1/30	470,000		404,530
State Board of Administration Finance Corp., 1.258%, 7/1/25	375,000		349,142
University of Virginia, 4.179%, 9/1/17	1,000,000		848,895
Uptown Development Authority, 2.581%, 9/1/31 (Insurer AGM)	100,000		84,512
Washington Housing Finance Commission, (Presbyterian Retirement Communities), 4.000%, 1/1/24	100,000		98,324
Wisconsin Health & Educational Facilities Authority
3.940%, 8/15/41	335,000		269,476
4.190%, 8/15/55	190,000		137,881

Total Municipal Bonds (Cost $20,022,749)			17,667,239

Foreign Government & Agency Securities – 2.7%
City of Ottawa Ontario, 2.500%, 5/11/51	1,240,000	CAD	656,079
City of Toronto Canada, 2.600%, 9/24/39	1,060,000	CAD	629,838
Hong Kong Government International Bond, 2.500%, 5/28/24 (a)	750,000		736,273
Japan Treasury Discount Bill, 0.000%, 6/19/23	500,000,000	JPY	3,672,885

Domini Impact Bond Fund

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

Security	Principal Amount*		Value
Foreign Government & Agency Securities (Continued)
Republic of Chile, 0.830%, 7/2/31 (b)	324,000	EUR	$280,115

Total Foreign Government & Agency Securities (Cost $6,407,963)			5,975,190

Senior Floating Rate Interests – 2.1%
Communication Services – 0.3%
Charter Communications Operating LLC 2019 Term Loan B2, 6.721%, (1 mo. USD SOFR CME + 1.750%), 2/1/27 (b)	280,167		276,471
Go Daddy Operating Company LLC 2021 Term Loan B4, 7.025%, (1 mo. USD LIBOR + 2.000%), 8/10/27 (b)	301,475		301,475
Xplornet Communications, Inc. 2021 Term Loan, 9.025%, (1 mo. USD LIBOR + 4.000%), 10/2/28 (b)	166,706		136,959

			714,905

Consumer Discretionary – 0.1%
American Builders & Contractors Supply Co., Inc. 2019 Term Loan, 7.082%, (1 mo. USD SOFR CME + 2.000%), 1/15/27 (b)	209,875		209,350
Crocs, Inc. Term Loan B, 8.582%, (1 mo. USD SOFR CME + 3.500%), 2/20/29 (b)	140,000		139,984

			349,334

Consumer Staples – 0.7%
Biogroup-LCD 2021 EUR Term Loan B, 5.602%, (3 mo. EUR EURIBOR + 3.000%), 2/9/28 (b)	465,000	EUR	469,404
Boels Topholding BV 2021 EUR Term Loan B, 5.904%, (1 mo. EUR EURIBOR + 3.250%), 2/6/27 (b)	400,000	EUR	437,000
Insulet Corp. Term Loan B, 8.347%, (1 mo. USD SOFR CME + 3.250%), 5/4/28 (b)	260,363		260,460
Verisure Holding AB 2021 EUR Term Loan, 6.262%, (3 mo. EUR EURIBOR + 3.250%), 3/27/28 (b)	300,000	EUR	318,885

			1,485,749

Financials – 0.3%
Blackhawk Network Holdings, Inc. 2018 1st Lien Term Loan, 7.890%, (3 mo. USD SOFR CME + 3.000%), 6/15/25 (b)	171,450		169,615
Russell Investments US Inst’l Holdco, Inc. 2020 Term Loan, 8.471%, (1 mo. USD SOFR CME + 3.500%), 5/30/25 (b)	377,809		367,892
USI, Inc. 2022 Incremental Term Loan, 8.648%, (3 mo. USD SOFR CME + 3.750%), 11/22/29 (b)	165,419		165,269

			702,776

Industrials – 0.1%
Avient Corp. Term Loan B, 8.295%, (3 mo. USD SOFR CME + 3.250%), 8/29/29 (b)	70,379		70,731
Zephyr German BidCo GmbH EUR Term Loan B1, 6.645%, (3 mo. EUR EURIBOR + 3.600%), 3/10/28 (b)	100,000	EUR	102,473

			173,204

Information Technology – 0.6%
Athenahealth, Inc.
2022 Delayed Draw Term Loan 3.500%, 2/15/29 (b)(f)	43,478		40,901

Domini Impact Bond Fund

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

Security	Principal Amount*	Value
Information Technology (Continued)
2022 Term Loan B 8.464%, (1 mo. USD SOFR CME + 3.500%), 2/15/29 (b)	353,920	$332,938
DCert Buyer, Inc. 2019 Term Loan B, 8.696%, (3 mo. USD SOFR CME + 4.000%), 10/16/26 (b)	382,929	380,296
SS&C European Holdings S.A.R.L., 2018 Term Loan B4, 6.775%, (1 mo. USD LIBOR + 1.750%), 4/16/25 (b)	35,818	35,799
SS&C Technologies, Inc. 2018 Term Loan B3, 6.775%, (1 mo. USD LIBOR + 1.750%), 4/16/25 (b)	40,390	40,370
Zelis Healthcare Corporation 2021 Term Loan, 8.525%, (1 mo. USD LIBOR + 3.500%), 9/30/26 (b)	461,979	460,564

		1,290,868

Total Senior Floating Rate Interests (Cost $4,989,148)		4,716,836

Asset Backed Securities – 2.1%
Avid Automobile Receivables Trust Series 2023-1, 7.120%, 3/15/27 (a)	545,000	545,567
CoreVest American Finance Ltd. Series 2020-4 , 2.250%, 12/15/52 (a)	100,000	82,429
FHF Trust Series 2022-1A, 4.430%, 1/18/28 (a)	396,963	387,316
Hertz Vehicle Financing III LLC Series 2023-2A, 5.570%, 9/25/29 (a)	760,000	778,266
Lendbuzz Securitization Trust
Series 2021-1A, 1.460%, 6/15/26 (a)	236,876	226,654
Series 2022-1A, 4.220%, 5/17/27 (a)	817,227	788,864
Series 2023-1A, 6.920%, 8/15/28 (a)	545,000	546,086
Mosaic Solar Loan Trust Series 2020-2A, 1.440%, 8/20/46 (a)	126,670	107,437
SBA Tower Trust Series 2014-2A, 3.869%, 10/15/49 (a)(c)	500,000	487,608
Tricolor Auto Securitization Trust
Series 2022-1A, 3.300%, 2/18/25 (a)	119,360	118,309
Series 2023-1A, 6.840%, 11/16/26 (a)	550,000	551,019

Total Asset Backed Securities (Cost $4,694,517)		4,619,555

Convertible Bonds – 0.4%
Consumer Discretionary – 0.1%
Etsy, Inc.
0.125%, 10/1/26	110,000	147,935
0.125%, 9/1/27	50,000	44,091

		192,026

Health Care – 0.2%
Dexcom, Inc., 0.250%, 11/15/25	205,000	224,727
Insulet Corp., 0.375%, 9/1/26	195,000	292,012

		516,739

Domini Impact Bond Fund

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

Security	Principal Amount*	Value
Technology – 0.1%
Block, Inc., 0.125%, 3/1/25	215,000	$201,348

		201,348

Total Convertible Bonds (Cost $1,197,376)		910,113

CommonStock – 0.1%
Health Care – 0.1%
Danaher Corp	853	202,078

		202,078

Total Common Stock (Cost $276,250)		202,078

PreferredStock – 0.1%
Health Care – 0.1%
Becton Dickinson and Co., Series B, 6.000%, 6/1/23	5,000	252,800

		252,800

Total Preferred Stock (Cost $272,360)		252,800

Total Long Term Investments (Cost $277,239,733)		254,061,062

Short Term Investments – 3.5%
U.S. Government Agency Obligations – 3.5%
Federal Home Loan Bank Discount Notes , 0.000%, 7/7/23	8,000,000	7,928,670

Total Short Term Investments (Cost $7,808,293)		7,928,670

Total Investments – 117.4% (Cost $285,048,026)		261,989,732
Less Unfunded Loan Commitments — (0.0)% (g)		(40,901)

Net Investments—117.4% (Cost $285,004,548)		261,948,831
Other Liabilities, less assets – (17.4)%		(38,864,534)

Net Assets – 100.0%		$223,084,297

*	The principal amount is stated in U.S. dollars unless otherwise indicated.
(a)

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2023, the aggregate value of these securities was $46,553,156, representing 20.9% of net assets.

(b)

Floating/Variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Step coupon bond.
(d)	A portion or all of the security was purchased as a when issued or delayed delivery security.
(e)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2023, the aggregate value of these securities is $4,288,078 or 1.2% of the Fund’s net assets.

(f)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At April 30, 2023, the total value of unfunded loan commitments is $43,478.

(g)	Amount is less than 0.05%.

Abbreviations

TBA — To Be Announced

AGM — Assured Guaranty Municipal Corporation

Domini Impact Bond Fund

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

BAM — Build America Mutual

NATL — National Public Finance Guarantee Corporation

CAD — Canadian Dollar

EUR — Euro

JPY — Japanese Yen

Domini Impact Bond Fund

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

At April 30, 2023, the Fund had the following forward currency contracts outstanding.

Currency Bought	Currency Sold	Counterparty	Settlement Date	Quantity	Value	Unrealized Appreciation (Depreciation)
United States Dollar	Canadian Dollar	Toronto Dominion Bank	6/21/23	1,656,000	$1,222,193	$(22,701)
United States Dollar	Euro Currency	UBS AG	5/31/23	1,448,000	1,601,164	(4,663)
United States Dollar	Euro Currency	Deutsche Bank AG	6/21/23	197,000	218,096	(6,585)
United States Dollar	Euro Currency	Toronto Dominion Bank	6/21/23	1,014,000	1,122,587	(15,068)
United States Dollar	Japanese Yen	Bank of America, N.A.	6/20/23	500,000,000	3,699,341	8,249

						$(40,768)

At April 30, 2023, the Fund had the following future contracts outstanding.

Description	Number of Contracts	Notional Amount	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Euro-Bobl (Short)	38	$(4,935,869)	$(4,949,078)	6/8/23	$(13,209)
Euro-Bund (Short)	5	(741,419)	(748,291)	6/8/23	(6,872)
Euro-Buxl (Short)	14	(2,088,621)	(2,156,112)	6/8/23	(67,491)
10-Year Canadian Government Bond (Short)	60	(5,371,213)	(5,577,527)	6/21/23	(206,314)

					$(293,886)

At April 30, 2023, the Fund had the following centrally cleared interest rate swap contracts outstanding.

Description	Counterparty/ Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Pay Fixed rate annually 2.660% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/15/32	$6,205,000	$253,723	$338,410	$(84,687)
Receive Fixed rate annually 2.630% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/15/42	2,730,000	(210,569)	(17,325)	(193,244)
Receive Fixed rate annually 2.630% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/15/24	14,200,000	(329,246)	(297,639)	(31,607)
Receive Fixed rate annually 2.690% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/15/52	2,360,000	(136,304)	(16,047)	(120,257)
Pay Fixed rate annually 2.560% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/21/29	9,520,000	377,365	160,937	216,428
Receive Fixed rate annually 3.560% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	12/21/29	14,692,000	277,369	129,677	147,692

Domini Impact Bond Fund

Portfolio of Investments (Continued)

April 30, 2023 (Unaudited)

Description	Counterparty/ Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Receive Fixed rate annually 3.090% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/15/43	1,175,000	(12,370)	(14,526)	2,156
Receive Fixed rate annually 2.840% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/15/53	1,150,000	(31,480)	(26,235)	(5,245)
Pay Fixed rate annually 2.970% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/15/53	1,350,000	2,856	5,328	(2,472)
Receive Fixed rate annually 3.720% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/15/28	14,745,000	239,499	188,902	50,597
Pay Fixed rate annually 3.720% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/15/28	2,535,000	(41,175)	(70,488)	29,313
Receive Fixed rate annually 3.910% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/21/25	5,875,000	90	(3,905)	3,995
Receive Fixed rate annually 3.250% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/21/43	1,365,000	22,492	12,243	10,249
Receive Fixed rate annually 3.060% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/21/53	405,000	7,921	520	7,401
Receive Fixed rate annually 3.090% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/21/33	1,300,000	(5,507)	(4,632)	(875)

					$385,220	$29,444

Abbreviations

LCH — London Clearing House

See Notes to Portfolio of Investments

Domini Impact Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2023 (Unaudited)

1. ORGANIZATION

The Domini Impact Bond Fund (the “Fund”) is a series of the Domini Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Fund offers three classes of shares: Investor Shares, Institutional Shares and Class Y shares. Each class of shares is sold at its offering price, which is net asset value.

Each class of shares has identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. The Fund seeks to provide its shareholders with a high level of current income and total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund’s significant accounting policies.

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

Securities of sufficient credit quality (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Domini Impact Investments LLC (Domini), the Fund’s valuation designee.

To Be Announced (TBA) or when-issued securities are valued at their issue price for up to five (5) trading days, or until broker quotes are readily available or an Authorized Pricing Service begins to provide quotations, whichever is shorter.

Derivative contracts traded on an exchange are valued at their most recent sale or official closing price on the exchange on which they are primarily traded, or, if no sales are reported on such exchange, at the mean between the last available bid and asked quotations on the exchange on which they are primarily traded.

Option contracts on securities, currencies and other financial instruments traded over-the-counter are valued at the most recent bid quotation in the case of purchased options and at the most recent asked quotation in the case of written options.

Futures contracts are valued at the most recent settlement price.

Foreign currency forward contracts are valued at the value of the underlying currencies at the prevailing currency exchange rates.

Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

Effective September 8, 2022, Domini was designated as the Fund’s valuation designee in accordance with Rule 2a-5 under the 1940 Act, with responsibility for fair valuation, subject to oversight by the Fund’s Board of Trustees.

The valuation designee follows a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the valuation designee’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Domini Impact Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2023 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2023, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long Term Investments in Securities:
Mortgage Backed Securities	$—	$113,081,923	$—	$113,081,923
Corporate Bonds and Notes	—	63,671,104	—	63,671,104
U.S. Government Agency Obligations	—	42,964,224	—	42,964,224
Municipal Bonds	—	17,667,239	—	17,667,239
Foreign Government & Agency Securities	—	5,975,190	—	5,975,190
Senior Floating Rate Interests	—	4,716,836	—	4,716,836
Asset Backed Securities	—	4,619,555	—	4,619,555
Convertible Bonds	—	910,113	—	910,113
Preferred Stock	252,800	—	—	252,800
Common Stock	202,078	—	—	202,078

Total Long Term Investments	$454,878	$253,606,184	$—	$254,061,062

Short Term Investments in Securities:
U.S. Government Agency Obligations	$—	$7,928,670	$—	$7,928,670

Total Short Term Investments	$—	$7,928,670	$—	$7,928,670

Total Investment in Securities	$454,878	$261,534,854	$—	$261,989,732

Other Financial Instruments:
Forward Currency Contracts	—	8,249	—	8,249
Interest Rate Swap - CCP-	—	467,831	—	467,831

Total Other Financial Instruments	$—	$476,080	$—	$476,080

Liabilities:
Other Financial Instruments:
Forward Currency Contracts	—	(49,017)	—	(49,017)
Futures	(293,886)	—	—	(293,886)
Interest Rate Swap - CCP	—	(438,387)	—	(438,387)
Unfunded Loans	—	(2,578)	—	(2,578)

Total Other Financial Instruments	$(293,886)	$(489,982)	$—	$(783,868)

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